UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

 X  Pre-Effective Amendment No.                 1

 Post-Effective Amendment No.                _______

                                                                (Check appropriate box or boxes)

THE INTEGRITY FUNDS
(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number:  (800) 276-1262

1 Main Street North
Minot, North Dakota  58703
(Address of Principal Executive Offices)

Robert E. Walstad
1 Main Street North
Minot, North Dakota  58703
(Address of Principal Executive Offices)

(Name and Address of Agent for Service)

With a copy to:

Lawrence Stadulis, Esq. Stradley Ronon Stevens & Young LLP 1220 19th Street, NW – Suite 600 Washington, D.C. 20036	Reinaldo Pascual, Esq. Kilpatrick Stockton LLP 1100 Peachtree Street, Suite 2800 Atlanta, Georgia 30309

                Approximate date of proposed public offering:  As soon as practicable after the effective date of this Registration Statement.

                No filing fee is required because an indefinite number of shares will be registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

EXPLANATORY NOTE

This Registration Statement is organized as follows:

Part A:

1.                  Letter to Shareholders of IPS Funds.

2.                  Notice of Special Meeting of Shareholders of IPS Funds.

3.                  Proxy Statement/Prospectus of IPS Millennium Fund and IPS New Frontier Fund and the Integrity Growth & Income Fund.

Part B:

4.                  Statement of Additional Information of the IPS Millennium Fund and IPS New Frontier Fund into the Integrity Growth & Income Fund.

Part C:

5.                  Other Information.

6.                  Exhibits.

IPS FUNDS

IPS Millennium Fund
IPS New Frontier Fund
Notice of Special Meeting of Shareholders
To be Held on March 30, 2005

To the Shareholders:

A Special Meeting of shareholders of each of IPS Millennium Fund (“Millennium Fund”) and IPS New Frontier Fund (“New Frontier Fund”), each a series of The IPS Funds (“IPS Funds”), will be held at the offices of IPS Advisory, Inc., 9111 Cross Park Dr., Suite E-120, Knoxville, TN  37923, on March 30, 2005; at 10:00 A.M., Eastern Time, to consider the following:

(1)                 A proposal to approve the Agreement and Plan of Reorganization (the “Plan”) between IPS Funds, on behalf of each of the Millennium Fund and the New Frontier Fund (each an “IPS Series”), and The Integrity Funds (“Integrity Funds”), another registered investment company, for itself and on behalf of Integrity Growth & Income Fund (“Growth & Income Fund”), a series of the Integrity Funds.  Under the Plan, if approved by its respective shareholders, each of the Millennium Fund and the New Frontier Fund will transfer all of its assets to the Growth & Income Fund, in exchange solely for shares of the Growth & Income Fund and the Growth & Income Fund’s assumption of the respective liabilities of the Millennium Fund and the New Frontier Fund (as to each of the Millennium Fund and the New Frontier Fund, the “Reorganization”).  As part of the Reorganization, the Millennium Fund and the New Frontier Fund, as the case may be, will then distribute the shares it receives from the Growth & Income Fund proportionately to its shareholders and terminate.

(2)                 Any other business that properly comes before the respective meetings of the Millennium Fund and the New Frontier Fund.

The approval of the Plan by shareholders of one of the Millennium Fund and the New Frontier Fund is not contingent on the approval of the Plan by the shareholders of the other IPS Series.  If the shareholders of one such IPS Series approve the Plan, that IPS Series will reorganize into the Growth & Income Fund regardless of whether the shareholders of the other IPS Series vote to approve the Plan.  Notwithstanding the foregoing, the Reorganization of the New Frontier Fund may be terminated by the Integrity Funds’ Board of Trustees if the shareholders of the Millennium Fund do not approve its proposed Reorganization.

Enclosed with this notice is a Proxy Statement/Prospectus that includes more detailed information about the above proposal.  A form of the Plan is attached as Exhibit A to the Proxy Statement/Prospectus.

Shareholders of record of each of the Millennium Fund and the New Frontier Fund as of the close of business on January 31, 2005, are entitled to vote at the meeting of that IPS series and at any postponement or adjournment thereof.  This notice and related Proxy Statement/Prospectus are first being mailed to shareholders of each of the Millennium Fund and the New Frontier Fund on or about March 1, 2005.

The Proxy accompanying this Notice is being solicited by IPS Funds’ Board of Trustees.  IPS Funds encourages you to carefully review the enclosed materials.  As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the meeting.  You may vote in one of the following ways:

·                    By calling ADP Investor Communications at 1-800-690-6903.

·                    By visiting the following ADP website: www.proxyweb.com.

·                    By returning the enclosed proxy card in the postage-paid envelope.

WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING, PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD AND MAIL IT PROMPTLY IN THE ENCLOSED ENVELOPE IN ORDER TO ASSURE REPRESENTATION OF YOUR SHARES (UNLESS YOU ARE VOTING BY TELEPHONE).  NO POSTAGE NEED BE AFFIXED IF THE PROXY CARD IS MAILED IN THE UNITED STATES.  THE PROXY IS REVOCABLE AT ANY TIME PRIOR TO ITS USE.

IF YOU HAVE ANY QUESTIONS CONCERNING THE ENCLOSED PROXY STATEMENT/PROSPECTUS OR THE PROCEDURES TO BE FOLLOWED TO EXECUTE AND DELIVER A PROXY, PLEASE CONTACT IPS SHAREHOLDER SERVICES AT (800) 249-6927.

By Order of the Board of Trustees,

Robert A. Loest
Secretary
IPS Funds

YOUR VOTE IS VERY IMPORTANT TO US, REGARDLESS OF THE
NUMBER OF SHARES THAT YOU OWNED ON THE RECORD DATE.

Proxy Statement/Prospectus

Proxy Statement of

IPS Millennium Fund (“Millennium Fund”)
IPS New Frontier Fund (“New Frontier Fund”)

each a series of

IPS Funds

9111 Cross Park Dr.

Suite E-120

Knoxville, TN 37923
(800) 249-6927

And Prospectus of

The Integrity Growth & Income Fund (“Growth & Income Fund”)
Managed by

Integrity Money Management, Inc.

1 Main Street North
Minot, North Dakota 58703
(800) 276-1262

This combined Proxy Statement/Prospectus is furnished to you as a shareholder of the Millennium Fund and/or the New Frontier Fund (each an “IPS Series”), each of which is a series of shares of IPS Funds, an open-end investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”).  A special meeting of the shareholders of each of the Millennium Fund and the New Frontier Fund will be held at  9111 Cross Park Dr., Suite E-120, Knoxville, TN 37923 on March 30, 2005 at 10:00 A.M. Eastern Time (the “Special Meeting”), to consider the items set forth in the accompanying notice, and discussed in this Proxy Statement/Prospectus, relating to the proposed transfer of all or substantially all of the assets of the Millennium Fund and/or the New Frontier Fund to the Growth & Income Fund, which is a new series of shares of The Integrity Funds, a diversified, open-end management investment company (“Integrity Funds”), in exchange for shares of beneficial interest of the Growth & Income Fund and the assumption by the Growth & Income Fund of certain liabilities of the Millennium Fund and/or the New Frontier Fund, as the case may be (as to each of the Millennium Fund and the New Frontier Fund, the “Reorganization”).

Pursuant to the proposed Agreement and Plan of Reorganization between the IPS Series and the Integrity Funds (the “Plan”) attached hereto as Exhibit A, each shareholder of an IPS Series that approves the Reorganization would receive that number of full and fractional shares of the Growth & Income Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares in the subject IPS Series held as of the close of business on the closing date of the Reorganization, following the termination of and liquidation distribution by that IPS Series as part of the Reorganization.  Prior to the Reorganization, the Growth & Income Fund will not have made a public offering of its shares, and will have only nominal assets.

At a meeting on January 3, which was reconvened on January 5, 2005, the Board of Trustees of The IPS Funds (the “IPS Board”) unanimously approved the Plan and the Reorganization.

Shareholders of record of each IPS Series at the close of business of January 31, 2005 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting of that IPS Series and any adjournments thereof.  This Proxy Statement/Prospectus, and accompanying notice of Special Meeting of Shareholders, and form of proxy, were first sent or given to shareholders of the IPS Series on or about March 1, 2005.  If shareholders are unable to attend the Special Meeting, the IPS Board, requests that shareholders vote their shares by completing and returning the enclosed proxy card.

Please read the Proxy Statement/Prospectus carefully and retain it for future reference.  This Proxy Statement/Prospectus sets forth concisely the information that you should know before voting on the Reorganization.  A Prospectus dated February 25, 2005, and a Statement of Additional Information dated February 25, 2005, containing additional information about the Growth & Income Fund, has been filed with the Securities and Exchange Commission (“SEC”).  Each of the Growth & Income Fund’s Prospectus and Statement of Additional Information is incorporated by reference into, and is legally part of, this Proxy Statement/Prospectus.  A copy of the Growth & Income Fund’s Prospectus is included herewith, and a copy of the Growth & Income Fund’s Statement of Additional Information is available upon request, without charge, by writing or calling:

The Integrity Funds
1 Main Street North
Minot, North Dakota 58703
(800) 276-1262

A copy of the Prospectus dated March 31, 2004 for the Millennium Fund and the New Frontier Fund is incorporated by reference into, and is legally part of, this Proxy Statement/Prospectus.  The Statement of Additional Information dated March 31, 2004 for the Millennium Fund and the New Frontier Fund is also incorporated by reference into, and is legally part of, this Proxy Statement/Prospectus.  Copies of the Prospectus and Statement of Additional Information for the Millennium Fund and the New Frontier Fund are available upon request, without charge, by writing or calling:

IPS Funds
9111 Cross Park Dr., Suite E-120
Knoxville, Tennessee 37923
(800) 249-6927

Shareholders may also view or obtain copies of this Proxy Statement/Prospectus, the materials incorporated by reference herein or additional information regarding an IPS Series or the Growth & Income Fund from the SEC’s website, www.sec.gov.

_______________________________

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION NOT CONTAINED IN THIS COMBINED PROXY STATEMENT/PROSPECTUS AND, IF SO GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROXY STATEMENT/PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY ANY SECURITIES IN ANY JURISDICTION IN WHICH, OR TO ANY PERSON TO WHOM, IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION.

_______________________________

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

_______________________________

AN INVESTMENT IN AN IPS SERIES OR THE INTEGRITY GROWTH & INCOME FUND IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY.  AN INVESTMENT IN AN IPS SERIES OR AN INTEGRITY GROWTH & INCOME FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

            The date of this Proxy Statement/Prospectus is February 28, 2005.

TABLE OF CONTENTS

QUESTIONS & ANSWERS. 1

SUMMARY. 5

The Proposed Reorganization. 5

Tax Matters Relating to the Reorganization. 6

Comparison of Fees. 7

Comparison of Business Structures. 9

Comparison of Investment Objectives and Principal Investment Strategies. 10

Comparison of Investment Advisory Services and Fees. 13

Comparison of Other Service Providers. 15

Comparison of Sales Charges. 15

Comparison of Purchase, Redemption and Exchange Privileges. 17

Comparison of Minimum Initial/Subsequent Investment Requirements. 19

Comparison of Distribution Policies. 20

Comparison of Distribution and Shareholder Servicing Fees. 20

Comparison of Net Asset Value Calculation Procedures. 20

PRINCIPAL INVESTMENT RISKS. 20

INFORMATION ABOUT THE REORGANIZATION. 23

Terms of the Agreement and Plan of Reorganization. 23

Related Party Transactions. 24

Securities of the Respective Funds. 25

Reasons for the Reorganization. 27

FEDERAL INCOME TAX CONSEQUENCES. 31

Tax Consequences of Distributions. 31

Tax Consequences of the Reorganization. 31

Effect of Certain Past Realized Losses of the IPS Series. 32

General. 33

ADDITIONAL INFORMATION ABOUT THE IPS SERIES. 33

ADDITIONAL INFORMATION ABOUT THE GROWTH & INCOME FUND. 33

CAPITALIZATION. 33

VOTING INFORMATION. 34

Record Date and Shares Outstanding. 34

Vote Required and Procedures. 35

Instructions for Signing Proxy Cards. 36

FINANCIAL STATEMENTS AND EXPERTS. 37

LEGAL MATTERS. 37

INFORMATION FILED WITH THE SECURITIES

    AND EXCHANGE COMMISSION.. 38

EXHIBIT A:  Form of Agreement and Plan of Reorganization

_____________________________

QUESTIONS & ANSWERS

_____________________________

We recommend that you read the complete Proxy Statement/Prospectus carefully.  For your convenience, we have prepared these questions and answers to provide a brief overview of the proposal to be voted on.

_____________________________

Q.	WHAT IS THE PROPOSAL UNDER CONSIDERATION?
A.

The proposal under consideration is the proposed transfer of the assets of the IPS Millennium Fund (the “Millennium Fund”) and the IPS New Frontier Fund (the “New Frontier Fund”) to the Integrity Growth & Income Fund (the “Growth & Income Fund”), a newly formed series of shares of The Integrity Funds.  Shareholders of each of the Millennium Fund and the New Frontier Fund (each such fund is sometimes referred to as an “IPS Series”) are being asked to vote on whether to consummate the proposed transaction with respect to their fund (such proposed transaction with respect to each IPS Series is referred to as the “Reorganization”).

Q:	WHY IS THIS NOTICE AND PROXY STATEMENT/PROSPECTUS BEING SENT TO SHAREHOLDERS OF BOTH THE MILLENNIUM FUND AND THE NEW FRONTIER FUND?
A:

As explained above, shareholders of each of the Millennium Fund and the New Frontier Fund are being asked to vote on the Reorganization with respect to their fund.  While the Reorganization applies to each of the funds separately and independently of the other; the respective terms of the proposed Reorganization are otherwise identical for both of them.  In addition, information about the other parties to the transaction being proposed – for example, The Integrity Funds and the Growth & Income Fund – and their business that is relevant to a consideration of the proposal is generally the same for the shareholders of both the Millennium Fund and the New Frontier Fund.  Therefore, this single Proxy Statement/Prospectus relates to both funds as a matter of convenience and efficiency.

Q:	WILL THERE BE A SINGLE MEETING FOR THE SHAREHOLDERS OF BOTH THE MILLENNIUM FUND AND THE NEW FRONTIER FUND?
A:

No.  There will be separate meetings for the shareholders of the Millennium Fund and the New Frontier Fund.  Only shareholders of a particular fund may participate in and vote at its meeting.  However, for convenience, the two meetings are scheduled for the same date and place, and one will follow the other.

Q:	WHEN YOU SPEAK OR WRITE GENERICALLY ABOUT “THE”, “A” OR OTHERWISE AS IF THERE IS ONE PROPOSED TRANSACTION, ONE VOTE, ONE REORGANIZATION AND SO ON, WHICH SERIES OF THE IPS FUNDS ARE YOU REFERRING TO?
A:

We speak or write that way for convenience only because, as stated above, there is a separate proposed transaction for each of the IPS Series.  In all cases, we are referring to the proposal as it relates to a particular one of the IPS Series, and we are addressing the shareholders of that particular fund.  We can do so because the substantive terms of each proposal are the same for both the Millennium Fund and the New Frontier Fund.  When some matter relates solely to one of the two IPS Funds or its shareholders, we refer to that fund or its shareholders specifically.

Q:	WHAT HAPPENS IF THE SHAREHOLDERS OF THE MILLENNIUM FUND APPROVE ITS PROPOSED TRANSACTION, BUT THE SHAREHOLDERS OF THE NEW FRONTIER FUND DO NOT APPROVE ITS PROPOSED TRANSACTION?
A:

The two proposed transactions are not contingent upon each other.  So, in the above case, the proposed Reorganization of the Millennium Fund could proceed to be consummated even though the New Frontier Fund transaction would not be consummated.  And, vice versa, if the approval and non-approval were reversed.  Notwithstanding the foregoing, the Reorganization of the New Frontier Fund may be terminated by the Integrity Board if the shareholders of the Millennium Fund do not approve its proposed Reorganization.

Q:	WHY IS A SHAREHOLDER MEETING BEING HELD?
A:

The proposed transaction that you are being asked to approve as a shareholder of the Millennium Fund or the New Frontier Fund is a plan of reorganization that would result in you no longer being a shareholder of the Millennium Fund or the New Frontier Fund, as the case may be, and becoming instead a shareholder of the Growth & Income Fund.  The Growth & Income Fund is an investment company like the Millennium Fund and the New Frontier Fund,  but it is a part of The Integrity Funds, a different mutual fund family.  The Growth & Income Fund’s investment objective is substantially the same as the Millennium Fund, and the Growth & Income Fund’s primary investment objective is similar to the primary investment objective of the New Frontier Fund.  With respect to each IPS Series, the proposed Reorganization requires shareholder approval in order to be consummated, and so a meeting of each fund’s shareholders is being held to seek that approval.  Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposed plan of reorganization and for a more complete description of the Growth & Income Fund.

Q:	WHO WILL ADVISE THE GROWTH & INCOME FUND ONCE THE REORGANIZATION IS COMPLETED?
A:

IPS Advisory, Inc. (“IPS Advisory”), which currently manages both the Millennium Fund and the New Frontier Fund, will manage the new Growth & Income Fund into which your current interest will have been converted.  Integrity Money Management, Inc. ("IMM"), the investment adviser to the Growth & Income Fund will engage IPS Advisory as the sub-adviser for the fund.  Therefore, IPS Advisory will continue to be the investment adviser for your fund after the Reorganization.

Q:	WILL I HAVE TO PAY ANY SALES LOAD, COMMISSION OR OTHER SIMILAR FEE IN CONNECTION WITH THE REORGANIZATION?
A:	You will pay no sales load, commission or other similar fee in connection with the Reorganization.
Q:	HOW DO OPERATING EXPENSES PAID BY THE GROWTH & INCOME FUND COMPARE TO THOSE PAYABLE BY THE MILLENNIUM FUND AND THE NEW FRONTIER FUND?
A:

Following the Reorganization, the Growth & Income Fund’s contracted combined advisory, administration and 12b-1 fees will be higher than those of your current fund; however, IMM (the investment adviser of the fund) has committed to maintain the fund’s net operating expense ratio at a level of 1.50% for at least the first year after the Reorganization.  While this expense ratio is higher than that of the Millennium Fund and the New Frontier Fund by .10%, the IPS Board believes that the benefits of the Reorganization, including, without limitation, the opportunity to join a larger mutual fund family with greater resources and a more extensive distribution network than your current fund, and the resulting increased potential (relative to your current fund) for growth of the Growth & Income Fund, justifies the increased fees.  The IPS Board considered a number of factors (including fees) before approving the proposed Reorganization and recommending approval to shareholders.  For more information, please refer to “Reasons for the Reorganization” below.

Q:	HOW WILL THE REORGANIZATION AFFECT ME?
A:

If the proposed plan of reorganization is approved with respect to your fund, and the Reorganization is consummated, the assets and certain stated liabilities of your IPS  Series will be combined with those of the Growth & Income Fund; an account will be set up in your name at Integrity Funds; and you will receive Class A shares of the Growth & Income Fund.  The value of the shares you receive in the Reorganization will equal the value of the shares you own immediately prior to the Reorganization, based on their net asset value.  No certificates for shares will be issued in connection with the Reorganization.

Q:	WILL I HAVE TO PAY ANY FEDERAL TAXES AS A RESULT OF THE REORGANIZATION?
A:

The Reorganization as proposed is expected to qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the Reorganization so qualifies, your fund, in general, will not recognize any gain or loss as a result of the transfer of all of its assets and certain stated liabilities in exchange solely for the shares of the Growth & Income Fund or as a result of its liquidation, and you will not recognize any gain or loss upon your receipt of the shares of the Growth & Income Fund in your current fund’s terminating distribution to you as part of the plan of  reorganization.

Q:	HOW DOES THE BOARD OF TRUSTEES SUGGEST THAT I VOTE?
A:

After careful consideration, the IPS Board has determined that the proposed Reorganization will benefit the shareholders of each IPS Series and recommends that you cast your vote “FOR” the proposed plan of reorganization. The IPS Board believes that that shareholders of each of the Millennium Fund and the New Frontier Fund will benefit from, among other things: (i) continued management by IPS Advisory in a new fund with an investment objective and strategy substantially similar to that of the Millennium Fund; (ii) the greater resources, larger staff, and broader array of fund options, relative to the IPS Funds, of the Integrity Funds that the Growth & Income Fund is part of; (iii) the Growth & Income Fund’s use of an affiliated, full-service, in-house mutual fund service provider; and (iv) greater potential, relative to the IPS Series’ current potential, for growth of assets through the Integrity Funds’ distribution network.  The IPS Board also believes that the Reorganization presents a more attractive alternative to each fund than continuing operations as a small family of funds or, in the case of the New Frontier Fund, liquidation.  See “Reasons for the Reorganization” for a detailed discussion of the IPS Board’s considerations in approving the Reorganization.

Q:	WHAT IF I REDEEM OR EXCHANGE MY SHARES BEFORE THE REORGANIZATION TAKES PLACE?
A:

If you choose to redeem or exchange your shares before the Reorganization takes place, the redemption or exchange will be treated as a normal redemption or exchange of shares and, generally, will be a taxable transaction.

Q:	HOW DO I CAST MY VOTE, AS A TECHNICAL MATTER?
A:

You may cast your vote by mail, phone or internet. To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided. If you choose to vote via phone or internet, please refer to the instructions found on the proxy card. To vote by phone or internet, you will need the “control number” that appears on the proxy card.

Q:	WHEN WILL THE REORGANIZATION OCCUR?
A:	If approved by shareholders, the Reorganization is expected to occur in March 2005, promptly following the shareholders meeting.
Q:	WHOM DO I CONTACT FOR FURTHER INFORMATION?
A:

You may contact your financial adviser for further information. You may also call (800) 249-6927 or visit our website at www.ipsfunds.com, where you can send us an e-mail message by selecting “Contact Us.”  You may also call ADP Investor Communications at 1-800-690-6903 regarding voting your proxy.

SUMMARY

This section summarizes the important terms of the Reorganization between each of the Millennium Fund and the New Frontier Fund and the Growth & Income Fund.  This section also summarizes certain information regarding each IPS Series and the Growth & Income Fund.  The information set forth in this section is only a summary and is qualified in its entirety by the more detailed information contained elsewhere in this Proxy Statement/Prospectus or in the documents incorporated by reference herein.

For a detailed discussion of the topics discussed in this summary regarding the Growth & Income Fund, see the Growth & Income Fund’s Prospectus dated February 25, 2005 and Statement of Additional Information dated February 25, 2005, each of which is incorporated by reference into, and is legally part of, this Proxy Statement/Prospectus.  For a detailed discussion of the topics discussed in this summary regarding an IPS Series, see the IPS Series’ Prospectus dated March 31, 2004 and the IPS Series Statement of Additional Information dated March 31, 2004, each of which is incorporated by reference into, and is legally part of, this Proxy Statement/Prospectus.

The Proposed Reorganization

At a meeting on January 3, which was reconvened on January 5, 2005, the IPS Board, including the Trustees who are not “interested persons” as defined in Section 2(a)(19) of the 1940 Act (“Independent Trustees”), unanimously voted to approve with respect to each IPS Series the Agreement and Plan of Reorganization (the “Plan”) between IPS Funds, on behalf of each IPS Series, and The Integrity Funds, for itself and on behalf of the Growth & Income Fund.

Under the Plan, as it relates separately to each of the Millennium Fund and the New Frontier Fund, that fund will: (1) transfer its assets and liabilities to the Growth & Income Fund in exchange solely for shares of the Growth & Income Fund and the Growth & Income Fund’s assumption of that fund’s liabilities, and (2) distribute the shares received from the Growth & Income Fund proportionately to its shareholders and terminate.  With respect to each IPS Series, the Reorganization will occur as of the Closing Date (as defined in the Plan) or at a later date as agreed upon by the IPS Board and the Integrity Board of Trustees (“Integrity Board”) and only after the Plan is approved by the shareholders of the IPS Series and all contingencies under the Plan are satisfied.

In the Reorganization, you will receive, on a tax-free basis, shares of the Growth & Income Fund equal in value to your shares of the applicable IPS Series that you hold as of 4:00 P.M., Eastern time, on the Closing Date (as defined in the Plan).  No sales loads, contingent deferred sales charges (CDSCs) or other sales charges will be imposed in connection with the Reorganization.

For the reasons set forth in the section entitled “Information about the Plan – Reasons for the Reorganization,” the IPS Board, including its Independent Trustees, unanimously recommends that you approve the Plan with respect to the IPS Series in which you own shares.  The IPS Board considered, with the assistance of independent counsel to the Independent Trustees, a variety of different factors prior to approving the Plan with respect to each IPS Series, including, without limitation:

(1)               each IPS Series shareholder will receive shares of the Growth & Income Fund equal in value to its share of the net assets of the IPS Series held;

(2)               the similarities and differences among the investment objectives and policies of each IPS Series and the Growth & Income Fund;

(3)               IPS Advisory, which is currently the investment adviser to each IPS Series, will continue to manage the investments of the Growth & Income Fund after the closing;

(4)               the potential benefits for shareholders of joining a series of the Integrity Funds;

(5)               inflows, outflows and asset levels of the IPS Series (particularly during the past three years), the current prospects for increasing growth of the IPS Series through IPS Advisory, IPS Funds’ current distribution network, and the combined pro forma asset levels and future growth prospects of the Growth & Income Fund (assuming that the Reorganization occurs);

(6)               historical performance results of the Millennium Fund and the New Frontier Fund;

(7)               the expenses of each IPS Series and the Growth & Income Fund;

(8)               Integrity’s agreement to pay certain expenses related to the Reorganization, and the anticipated Reorganization-related expenses applicable to the Millennium Fund and New Frontier Fund;

(9)               the historical and pro forma tax attributes of the IPS Series and the effect of the Reorganization on certain tax losses of the funds;

(10)           the anticipated tax-free nature of the Reorganization;

(11)           the potential benefits to the IPS Series in connection with implementation of the Reorganization; and

(12)           certain issues with respect to the contractual relationship between the IPS Series and their fund administration, accounting, transfer agency and distribution service providers – that is, Citco Mutual Fund Services, Inc. and its affiliates (“Citco”).

Tax Matters Relating to the Reorganization

It is expected that IPS Funds and Integrity Funds will receive a legal opinion from Kilpatrick Stockton LLP, counsel to IPS Funds, that each Reorganization will qualify as a tax-free “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).  Consequently, no gain or loss will be recognized for federal income tax purposes by an IPS Series, the Growth & Income Fund or their respective shareholders as a result of the Reorganization.  There is additional information about the federal income tax consequences of the Reorganization under “Federal Income Tax Consequences” below.

Comparison of Fees

Like all mutual funds, each IPS Series and the Growth & Income Fund incur certain expenses in their respective operations and, as a shareholder, you pay these expenses indirectly.  The following tables compare the various fees and expenses that a shareholder incurred from an investment in each IPS Series as of the fiscal year ended November 30, 2004 to the fees and expenses of the Integrity Growth & Income Fund and the pro forma estimated expenses of the Growth & Income Fund, assuming the Plan is approved and the Reorganization had been consummated with respect to each IPS Series.  Actual expense information for the Growth & Income Fund for an historical period as of such date is not provided because the Growth & Income Fund has not made a public offering of its shares and has had (and will have) only nominal assets as of the date of this Proxy Statement/Prospectus and prior to the completion of the Reorganization.

Fees and Expenses
Growth & Income Fund, Millennium Fund and Pro Forma

	Integrity Growth & Income Fund	IPS Millennium Fund	Pro Forma Integrity Growth & Income Fund
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%(1)	0.00%	5.75%(1)
Maximum Deferred Sales Charge (Load)	1.00%(2)	0.00%	1.00%(2)
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)	Estimated Expenses	Actual Expenses	Pro Forma Estimated Expenses
Management Fees	1.00%	1.40%	1.00%
Distribution (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.65%	0.00%	0.65%(4)
Total Annual Fund Operating Expenses	1.90%	1.40%(3)	1.90%(4)
Fee Waiver and Expense Reimbursement	(0.40)%(5)	(0.00)%	(0.40)%(5)
Net Annual Fund Operating Expenses	1.50%(5)	1.40%	1.50%(5)

____________________

(1)                 Investors may qualify for a lower sales charge.  See “Summary – Comparison of Sales Charges.”  Shareholders will not pay any sales load on the redemption of shares of the IPS Series or the purchase of shares of Growth & Income Fund made in connection with the Reorganization.  In addition, shareholders of an IPS Series as of the Closing Date of the Reorganization will not pay any sales loads with respect to future purchases of shares of the Growth & Income Fund for their accounts.

(2)                 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% CDSC on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)                 IPS Millennium Fund has a “unified fee structure” whereby IPS Advisory pays all of the expenses for operating each IPS Series (i.e., the expenses of all of the service providers for the fund) out of its management fee.  The 1.40% fee shown is based on amounts incurred during the fund’s fiscal year ended November 30, 2004 stated as a percentage of average daily net assets.

(4)                 Based on estimated amounts assuming the Reorganization is consummated.

(5)                 Based on contractual fee waivers and expense reimbursements that will be in effect for at least one year from the Closing Date.

IPS New Frontier Fund — Integrity Growth & Income Fund

	Integrity Growth & Income Fund	IPS New Frontier Fund	Pro Forma Integrity Growth & Income Fund
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%(1)	0.00%	5.75%(1)
Maximum Deferred Sales Charge (Load)	1.00%(2)	0.00%	1.00%(2)
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)	Estimated Expenses	Actual Expenses	Pro Forma Estimated Expenses
Management Fees	1.00%	1.40%(3)	1.00%
Distribution (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.65%	0.00%	0.65%(4)
Total Annual Fund Operating Expenses	1.90%	1.40%(3)	1.90%(4)
Fee Waiver and Expense Reimbursement	(0.40)%(5)	(0.00)%	(0.40)%(5)
Net Annual Fund Operating Expenses	1.50%(5)	1.40%	1.50%(5)

___________________

(1)                 Investors may qualify for a lower sales charge.  See “Summary – Comparison of Sales Charges.”  Shareholders will not pay any sales charges on the redemption of shares of the IPS Series or the purchase of shares of Growth & Income Fund made in connection with the Reorganization.  In addition, shareholders of an IPS Series as of the Closing Date of the Reorganization will not pay any front-end sales loads with respect to future purchases of shares of the Growth & Income Fund for their accounts.

(2)                 In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% CDSC on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)                 IPS New Frontier Fund has a “unified fee structure” whereby IPS Advisory pays all of the expenses for operating each IPS Series (i.e., the expenses of all of the service providers for the fund) out of its management fee.  The 1.40% fee shown is based on amounts incurred during the fund’s fiscal year ended November 30, 2004 stated as a percentage of average daily net assets.

(4)                 Based on estimated amounts assuming the Reorganization is consummated.

(5)                 Based on contractual fee waivers and expense reimbursements that will be in effect for at least one year from the Closing Date.

	Integrity Growth & Income Fund	IPS Millennium Fund	IPS New Frontier Fund	Pro Forma Integrity Growth & Income Fund
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%(1)	0.00%	0.00%	5.75%(1)
Maximum Deferred Sales Charge (Load)	1.00%(2)	0.00%	0.00%	1.00%(2)
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)	Estimated Expenses	Actual Expenses	Actual Expenses	Pro Forma Estimated Expenses
Management Fees	1.00%	1.40%(3)	1.40%(3)	1.00%
Distribution (12b-1) Fees	0.25%	None	None	0.25%
Other Expenses	0.65%	0.00%	0.00%	0.65%(4)
Total Annual Fund Operating Expenses	1.90%	1.40%(3)	1.40%(3)	1.90%(4)
Fee Waiver and Expense Reimbursement	(0.40)%(5)	(0.00)%	(0.00)%	(0.40)%(5)
Net Annual Fund Operating Expenses	1.50%(5)	1.40%	1.40%	1.50%(5)

___________________

(1)     Investors may qualify for a lower sales charge.  See “Summary – Comparison of Sales Charges.”  Shareholders will not pay any sales charges on the redemption of shares of the IPS Series or the purchase of shares of Growth & Income Fund made in connection with the Reorganization.  In addition, shareholders of an IPS Series as of the Closing Date of the Reorganization will not pay any front-end sales loads with respect to future purchases of shares of the Growth & Income Fund for their accounts.

(2)     In the case of investments in Class A shares made at or above the $1 million breakpoint (where you do not pay an initial sales charge), you may be subject to a 1% CDSC on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

(3)     Each IPS Series has a “unified fee structure” whereby IPS Advisory pays all of the expenses for operating each IPS Series (i.e., the expenses of all of the service providers for the fund) out of its management fee.  The 1.40% fee shown is based on amounts incurred during the fund’s fiscal year ended November 30, 2004 stated as a percentage of average daily net assets.

(4)     Based on estimated amounts assuming the Reorganization is consummated.

(5)     Based on contractual fee waivers and expense reimbursements that will be in effect for at least one year from the Closing Date.

Hypothetical Example of Effect on Fund Expenses.  The following is a hypothetical example intended to help you compare the cost of investing in each IPS Series with the costs of investing in the Growth & Income Fund after the Reorganization.  This example assumes that you invest $10,000 in a specified fund for the time periods indicated, you pay the maximum sales charge, and then you redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% annual rate of return, that Total Annual Operating Expenses and Net Annual Operating Expenses of the specified fund remain the same as stated in the above tables, and that all dividends and distributions are reinvested.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Pro Forma Integrity Growth & Income Fund	IPS Millennium Fund	IPS New Frontier Fund	Pro Forma Integrity Growth & Income Fund(1)
1 Year	$720	$143	$143	$720
3 Years	$1,032	$443	$443	$1,032
5 Years	$1,376	$766	$766	$1,376
10 Years	$2,398	$1,680	$1,680	$2,398

 ____________________

(1)                 The Growth & Income Fund has determined to waive sales charges for accounts of shareholders of each IPS Series as of the Closing Date of the Reorganization for future purchases of shares of the Growth & Income Fund.  Therefore, the pro forma expenses associated with a hypothetical purchase by you for an account that existed as of the Closing Date of the Reorganization would be as follows: 1 year, $154; 3 years, $485; 5 years, $850; 10 years, $1934.

            Expenses of the Reorganization.  Integrity Funds has agreed to pay (a) the costs of the preparation of the registration statement on Form N-14 of which the Proxy Statement/Prospectus is a part and (b) any other costs incurred by the Growth & Income Fund in relation to the Reorganization.  IPS is paying expenses of the Reorganization for the IPS Funds other than those directly related to the Form N-14.

Comparison of Business Structures

Each of the Millennium Fund and the New Frontier Fund is a series of the IPS Funds, an Ohio business trust that is registered under the 1940 Act as an open-end, management investment company.  IPS Funds was organized on August 10, 1994 and commenced operations on January 3, 1995. The business of IPS Funds and each IPS Series is managed under the direction of the IPS Board.

The Growth & Income Fund is a series of the Integrity Funds, a registered, open-end management investment company.  From its inception in 1992 until February 9, 1998, the Integrity Funds was organized as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts. On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust.  In connection with that reorganization, the name of the trust was changed from "Canandaigua National Collective Investment Fund for Qualified Trusts" to "The Canandaigua Funds".  On March 3, 2003, the trust was renamed “The Integrity Funds”.  Presently, there are nine series of Integrity funds, including the Growth & Income Fund.  The Growth & Income Fund only recently registered its shares of beneficial interest, and will commence operations upon the consummation of the Reorganization.  The Growth & Income Fund will not have made a public offering of its shares, and will have only nominal assets, prior to completion of the Reorganization.

The IPS Board and the Integrity Board formulate the general policies of each IPS Series and each Integrity fund, respectively.  The IPS Board and the Integrity Board also meet periodically to review performance, investment activities and practices, and to discuss other matters relating to each IPS Series and the Growth & Income Fund, respectively.

Comparison of Investment Objectives and Principal Investment Strategies

Investment Objectives.  The investment objectives of the Millennium Fund, New Frontier Fund and Growth & Income Fund are as follows:

Millennium Fund	The Fund's primary investment objective is long-term capital growth, and its secondary objective is dividend income.
New Frontier Fund	The Fund’s investment objective is growth of capital.
Integrity Growth & Income Fund	The Fund seeks to provide long-term growth of capital with dividend income as a secondary objective.

Key Issues and Differences in Investment Objectives.  The Growth & Income Fund’s investment objective is substantially the same as the Millennium Fund, and the Growth & Income Fund’s primary investment objective is similar to the investment objective of the New Frontier Fund.  However, the New Frontier Fund does not share the secondary investment objective of the Growth & Income Fund.

The investment objectives of the Millennium and New Frontier Funds, and also of the Growth & Income Fund, may be changed on 60 days’ notice to shareholders without shareholder approval.

Principal Investment Strategies.   The principal investment strategies of the Millennium Fund, New Frontier Fund and Growth & Income Fund are set forth below.

Millennium Fund	New Frontier Fund	Integrity Growth & Income Fund

The Fund uses a blended growth and income investment strategy. The Fund is a growth and income fund that invests primarily in domestic common stocks, balancing its investments between:

o  Pure growth stocks, such as  technology and other high-growth companies; and

o  Stocks with significant  dividend  yields, such as electric  and gas utilities, real estate  investment  trusts, and banks and industrial manufacturers.

The Fund uses an aggressive growth investment strategy. The Fund attempts to identify for investment primarily domestic common stocks of growth companies expected to achieve high relative performance. In general, the largest portion of the Fund is expected to be invested in technology, but the Fund will also consider and make investments in any sector where suitable opportunities exist. Within technology, the Fund will look first for companies with disruptive new technologies and business models. The Fund also will invest  opportunistically in more traditional growth companies when management cannot find suitable investment opportunities in companies using new technology or business models.

The Fund uses a blended growth and income investment strategy. The Fund is a growth and income fund that invests primarily, although not exclusively, in domestic common stocks, balancing its investments between growth and dividend-paying stocks, to the degree possible, depending on where value is in the stock market.  The Fund may also invest in stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

The Fund may invest in companies of any size, small, medium or large, but will typically avoid very small companies (micro-caps) under approximately $250 million in market value. The Fund's investment decisions are largely based on identifying companies likely to benefit from, or contribute to, fundamental new directions in technology at any given time. The Fund focuses primarily on free cash flow per share as a metric of performance and valuation. Because such companies are normally more volatile than the overall stock market, dividend-paying companies in slower-growth, mature industry sectors are used to offset some of the volatility.

The Fund may invest in companies of any size, small, medium or large, but will typically avoid very small companies (micro-caps) under approximately $100 million in market value. The Fund's investment decisions are largely based on identifying companies likely to benefit from, or contribute to, fundamental new directions in technology at any given time. The Fund focuses on free cash flow per share as a metric of performance and valuation.

The Fund may invest in companies of any size, but will typically avoid very small companies (micro-caps) under approximately $100 million in market value. The Fund’s investment decisions are largely based on identifying companies that generate high levels of free cash flow, and that are selling below estimated fair value based on the present value of future free cash flows. The Fund is not constrained by any particular investment style, which allows the Fund to go wherever value is in the stock market according to this methodology, from growth stocks to value stocks, and from small to large cap stocks.

The Millennium Fund is a “diversified” fund, meaning that  as to 75% of its assets, the Fund cannot invest more than 5% of their assets in any one security at any given time.  In general, diversified funds hold more investments and, as a result, are more diversified, than non-diversified funds.

The New Frontier Fund is a "non-diversified" fund that may invest (although it does not always do so) in a relatively small number of stocks and does not normally invest in dividend-paying companies to control volatility. Because the Fund may invest in a limited number of stocks, and stocks in its portfolio do not typically pay dividends, the Fund's performance may be substantially affected by an increase or decrease in any one stock in its portfolio.

Like the Millennium Fund, the Growth & Income Fund is a “diversified” fund.

Key Issues and Differences in Principal Investment Strategies

The Growth & Income Fund and the Millennium Fund.  The principal investment strategies for the Growth & Income Fund and the Millennium Fund are substantially the same.  Each of these Funds is a diversified fund using a blended growth and income investment strategy.  Each of these Funds selects both growth stocks and dividend-paying stocks by valuing companies based primarily upon an analysis of a company’s free-cash flow (cash left over after all ordinary and capital expenditures have been paid).  The primary differences between the principal investment strategies of the Growth & Income Fund and the Millennium Fund are:

·        In selecting stocks, the Millennium Fund seeks to identify companies likely to benefit from, or contribute to, fundamental new directions in technology at any given time.  The Growth & Income Fund does not consider this factor as part of its primary investment strategy.

·        The Millennium Fund is permitted to invest in stocks of companies of any size, but typically avoids investments in companies with market values (capitalization) under $250 million.  The Growth & Income Fund is permitted to invest in stocks of companies of any size, but typically avoids investments in companies with market values under $100 million.  Therefore, the Growth & Income Fund may from time to time invest in smaller companies than the Millennium Fund.

·        The Growth & Income Fund is not constrained by any specific investment style, which may give the Growth & Income Fund more flexibility regarding in its investments than the Millennium Fund.

The Growth & Income Fund and the New Frontier Fund.  As shown in the chart above, the investment strategies for the Growth & Income Fund and the New Frontier Fund have a number of similarities, but also have some differences.  The primary differences between the principal investment strategies of the Growth & Income Fund and the New Frontier Fund are:

·        The New Frontier Fund uses an aggressive growth strategy, and the Growth & Income Fund uses a growth and income strategy.

·        The New Frontier Fund seeks to invest in growth stocks.  The Growth & Income Fund seeks to invest in both growth and income stocks.

·        The New Frontier may invest in companies in any sector, but typically a majority of its portfolio is invested in stocks of companies using disruptive new technologies and business models.  The Growth & Income Fund may invest in companies in any sector based on either growth or income criteria, and does not focus on technology or technology stocks as part of its primary investment strategy.

·        The New Frontier Fund is a non-diversified fund that may hold a concentrated portfolio of a small number of stocks at any time.  The Growth & Income Fund is a diversified fund that is not permitted to concentrate its portfolio to the degree that a non-diversified fund may concentrate its portfolio.

Additional Investment Strategies, Issues and Differences Among the Funds.

Temporary Defensive Measures.  Each of the IPS Series and Growth & Income Fund may also, from time to time, take temporary defensive positions that are inconsistent with their respective principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions.  During such an unusual crisis, each of the Millennium Fund and the New Frontier Fund may hold up to 100% of its portfolio in money market and U.S. Government securities, and the Growth & Income Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments including, without limitation, commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.  When any one of the funds takes a temporary defensive position, it may not be able to achieve its investment objective.

Additional Information about the IPS Series’ Investment Policies.  The other investment policies of the Millennium Fund and New Frontier Fund are summarized in the IPS Series’ Statement of Additional Information dated March 31, 2004, a copy of which is available upon request, without charge, by writing IPS Funds c/o Mutual Fund Services, Inc., P.O. Box CO-1100, PA 19398-1100 or calling (800) 849-6927.

The Growth & Income Fund’s other investment policies are summarized in its Statement of Additional Information dated February 25, 2005, a copy of which is available upon request, without charge, by writing Integrity Funds Distributor at 1 Main Street North, Minot, North Dakota 58703 or calling (800) 276-1262.

Comparison of Investment Advisory Services and Fees

IPS Advisory and IPS Funds. IPS Advisory, the investment adviser for each IPS Series, is located at 9111 Cross Park Dr., Suite E-120, Knoxville, TN 37923.  IPS Advisory is a privately owned company controlled by Gregory D’Amico and Robert Loest.  Under an Investment Advisory Agreement with IPS Funds, IPS Advisory makes the investment decisions on behalf of each IPS Series.  Robert Loest, Senior Portfolio Manager of IPS Advisory, has been primarily responsible for the day-to-day management of each IPS Series since its inception.  Mr. Loest has 17 years of experience in the investment industry.  If the Reorganization is approved and consummated, IPS Advisory will continue to provide investment management services as sub-adviser to the Growth & Income Fund.

As compensation for its services, IPS Advisory is entitled to receive an advisory fee from each IPS Series based on the following schedule:

Annualized Percentage of Average Daily Net Assets of the Fund	Asset Level
1.40%	$0 -- $100,000,000
1.15%	$100,000,000 -- $250,000,000
0.90%	$250,000,000+

Currently, each IPS Series’ assets are under $100,000,000, so each IPS Series currently pays IPS Advisory an advisory fee at an annualized rate of 1.40% of the average daily net assets of the fund.  IPS Advisory pays all of the expenses for operating each IPS Series (i.e., the expenses of all of the service providers for each fund) out of its advisory fee.

IMM and Integrity Funds.  IMM, the investment adviser for the Growth & Income Fund, is located at 1 Main Street North, Minot, North Dakota 58703.  IMM has been advising mutual funds since 1989 and currently has assets under management of approximately $360 million.  IMM is responsible for supervising and directing the management of all of the Integrity Funds.  IMM is a wholly owned subsidiary of Integrity Mutual Funds, Inc., a mutual fund services company.

As compensation for its services, IMM will be entitled to receive an advisory fee at an annual rate of 1.00% of the Growth & Income Fund’s average daily net assets.  IMM has contractually agreed to waive its fee and reimburse certain expenses in order to limit Growth & Income Fund’s net operating expenses (excluding taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.50% or less of its average daily net assets for one year following the Reorganization (the “Contractual Waiver”).  IMM will pay a sub-advisory fee to IPS Advisory for its services in managing the day-to-day investments of the Growth & Income Fund. The sub-advisory fee paid to IPS Advisory will be paid from IMM’s advisory fee and is not an additional expense to the Growth & Income Fund.

The gross investment advisory fee to be paid by the Growth & Income Fund is 0.40% lower than the investment advisory fee currently paid by each IPS Series.  However, the Growth & Income Fund will be responsible for paying its other operating expenses directly, whereas IPS Advisory pays for each IPS Series’ operating expenses.  As a result of the Contractual Waiver, the net expenses of the Growth & Income Fund (excluding taxes, interest, portfolio transaction expenses and extraordinary expenses) will be no greater than 1.50% of the Growth & Income Fund’s average daily net assets for one year following the Reorganization.  Upon expiration of the Contractual Waiver, the Growth & Income Fund will have higher net expenses than the IPS Series, unless IMM voluntarily or contractually agrees to continue such waiver.

Advisory Agreements.  IPS Advisory’s investment advisory agreement with IPS Funds is considered for renewal each year by the IPS Board and its Independent Trustees.  In order to engage a new investment adviser for an IPS Series, the shareholders of that fund would have to approve engaging the new investment adviser under a new advisory agreement.

IPS Advisory’s Sub-Advisory Agreement with IMM will also be subject to annual renewal after an initial two-year period; provided, however, that IMM may also have considerable flexibility to terminate IPS Advisory under the Agreement.  The Integrity Funds has filed for an order from the SEC (the “Order”) that would, if approved, permit, among other things, the Growth & Income Fund to be managed under a “manager of managers” structure whereby IMM will, subject to the supervision and approval of the Integrity Board, be permitted to hire, terminate or replace investment sub-advisers without shareholder approval.  If IMM receives the Order, then IMM would have greater flexibility to replace IPS Advisory as sub-adviser for the Growth & Income Fund because it generally would not have to obtain shareholder approval of the new investment adviser or advisory agreement.

Comparison of Other Service Providers

The following unaffiliated companies serve as service providers to each IPS Series:  (1) Citco Mutual Fund services, Inc. serves as administrator, transfer agent and fund accountant; (2) Citco Quaker Fund Distributors Inc. serves as principal underwriter; and (3) U.S. Bank N.A. serves as custodian.

Wells Fargo Bank, NA, Global Trust & Custody serves as custodian for the Growth & Income Funds.  The following Integrity, Inc. affiliates serve as service providers to the Growth & Income Fund: (1) Integrity Funds Distributor, Inc. serves as principal underwriter and (2) Integrity Fund Services, Inc. serves as transfer agent, fund accountant and administrator.

Comparison of Sales Charges

Front-End Sales Loads.  While there are no sales charges assessed on purchases of shares in either IPS Series, an front-end sales load is assessed on purchases of Class A shares of the Growth & Income Fund.  However, the front-end sales load has been waived by the Growth & Income Fund for the accounts of shareholders of the Millennium Fund and New Frontier Fund as of the Closing Date of the Reorganization.  Therefore, you will not pay any front-end sales load with respect to shares received in the Reorganization, and you will not pay any front-end sales load with respect to future purchases of the Growth & Income Fund’s shares for your account after the Reorganization.

The differences in the front-end sales load schedule for each IPS Series and the Growth & Income Fund are summarized in the following charts.

IPS Millennium Fund — IPS New Frontier Fund

	Front-End Sales Load as % of:
Amount of Purchase	Public Offering Price	Net Asset Value(1)
$0 and up	0.00%	0.00%

Growth & Income Fund

	Front-End Sales Load as % of:(1)
Amount of Purchase	Public Offering Price	Net Asset Value(2)
Less than $50,000	5.75%	6.10%
$50,000 but less than $100,000	5.00%	5.26%
$100,000 but less than $250,000	4.00%	4.17%
$250,000 but less than $500,000	3.00%	3.09%
$500,000 but less than $750,000	2.50%	2.56%
$750,000 but less than $1,000,000	1.50%	1.52%
$1,000,000 and up(3)	0.00%	0.00%

____________________

(1)                 No front-end sales load applies to the accounts of shareholders who were shareholders of the IPS Millennium Fund or IPS New Frontier Fund as of the date of the Reorganization.  Therefore, these shareholders may purchase additional shares for their accounts at net asset value without paying a sales load.

(2)                 Rounded to the nearest one-hundredth percent.

(3)                 In the case of investments of $1 million or more, a 1.00% CDSC may be assessed on shares redeemed within 12 months of purchase.

Shareholders subject to front-end sales loads shown in the chart above may qualify for a reduced front-end sales load on purchases of the Growth & Income Fund under rights of accumulation or a letter of intent, and may also qualify for a reduced front-end sales load under Integrity’s group purchase program.  Certain persons may also be eligible to purchase shares of the Growth & Income Fund without a front-end sales load.  Shareholders do not pay a sales charge on the reinvestment of distributions with respect to the Growth & Income Fund.  In addition, shareholders will not pay any sales charges with respect to the redemption of shares of an IPS Series or the purchase of shares of the Growth & Income Fund made in connection with the Reorganization.

Contingent Deferred Sales Charges (CDSC).  There is no CDSC assessed on purchases of shares in either IPS Series.  The Growth & Income Fund may assess a CDSC on redemptions within 12 months of purchase of Class A shares if no initial sales load was paid with respect to such shares as follows:

When Redeemed	CDSC
Within first year of purchase	1.00%
After first year of purchase	0

A CDSC generally applies to purchases of Class A shares of the Growth & Income of $1,000,000 or more in a single transaction or series of transactions.  However, the CDSC is waived for the accounts of shareholders of the Millennium Fund and New Frontier Fund as of the Reorganization.  Therefore, you will not pay any CDSC with respect to shares received in the Reorganization.  In addition, you will not pay any CDSC with respect to future purchases of the Growth & Income Fund’s shares for your account after the Reorganization, provided that no sales commissions are paid with respect to the purchase.

For Class A shareholder accounts that are subject to a CDSC, the CDSC is paid on the lower of the current value of the shares being sold or their net asset value when purchased.  The Growth & Income Fund does not assess a CDSC with respect to redemption of its shares on which an initial sales charge was assessed.

Comparison of Purchase, Redemption and Exchange Privileges

            The purchase, redemption and exchange privileges of the Growth & Income Fund and each IPS Series are similar; provided, however, that the Growth & Income Fund’s exchange privileges relate to exchanges with other Integrity funds, while the IPS Series’ exchange privileges are limited to exchanges of the IPS Millennium Fund for the IPS New Frontier Fund and vice versa.  The purchase, redemption and exchange privileges of the Growth & Income Fund and each IPS Series are described in detail below.

Purchase Procedures.  Each IPS Series and the Growth & Income Fund continuously offers its shares through its respective distributor.

You may purchase shares of an IPS Series by sending a check, ACH payment or wire to the respective IPS Series’ transfer agent.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  Neither IPS Series accepts purchases made by cash or cash equivalents (for instance, you may not pay by money order, cashier’s check, bank draft or traveler’s check) or by credit card check.  You may also purchase shares of an IPS Series by systematic investment (described below) or through certain broker-dealers or other financial institutions.

You also may purchase shares of the Growth & Income Fund by sending a check, ACH payment or wire to the Growth & Income Fund’s transfer agent.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  The Growth & Income Fund does not accept purchases made by traveler’s check or credit card check but may, unlike a IPS Series, accept purchases made by money order, cashiers check, or bank draft.  You may also buy shares of the Growth & Income Fund by systematic investment (described below) or through certain broker-dealers of other financial institutions.

If you purchase shares directly from an IPS Series, you receive quarterly account statements and a confirmation of every transaction.  If you purchase shares directly from the Growth & Income Fund, you will receive quarterly statements and a confirmation of every transaction.  If you purchase or redeem shares of an IPS Series or the Growth & Income Fund through a financial institution, the policies and fees charged by that institution may be different from those charged by the respective funds themselves.

Neither IPS Series nor the Growth & Income Fund issue share certificates.

Purchases of shares of a IPS Series and the Growth & Income Fund may be made on any day that the New York Stock Exchange is open (“Business Day”).

You may purchase shares of an IPS Series or the Growth & Income Fund at the net asset value (“NAV”) next calculated after the transfer agent receives your request in proper form, plus any applicable sales charge.  If you place your order to purchase shares of an IPS Series or the Growth & Income Fund through your financial institution prior to the close of trading of the New York Stock Exchange (normally 4:00 P.M., Eastern Time) on a Business Day, and the transfer agent receives your order in a timely manner as agreed between it and the financial institution, your order will be priced at that Business Day’s NAV, plus any applicable sales charge.

Exchange Procedures.  The Millennium Fund and the New Frontier Fund each permits you to exchange your fund's shares for shares in the other.

You may exchange shares of the Growth & Income Fund for shares of any other fund underwritten by Integrity Funds Distributor, the distributor of the Integrity Series, at net asset value, subject to the following conditions:

1.                  All of the shares that are being exchanged must be of the same class as the shares of the fund being purchased;

2.                  Exchange purchases are subject to the minimum investment requirements of the fund being purchased; and

3.                  You may be required to pay an initial sales charge when exchanging from a fund with a lower initial sales charge than the fund into which you are exchanging.

An exchange is a sale and purchase of shares and may have tax consequences.  Currently, there is no limit on the number of exchanges that may be made in or out of an IPS Series or the Growth & Income Fund, but each fund reserves the right to revise, limit or suspend exchange privileges.

Redemption Procedures.  You may redeem shares of each IPS Series and the Growth & Income Fund on any Business Day.  You will receive the NAV next calculated for the shares (minus any applicable CDSC), after an IPS Series’ or the Growth & Income Fund’s transfer agent, as applicable, receives your request in proper form.  If you place your order to redeem shares of an IPS Series or the Growth & Income Fund through your financial institution prior to the close of trading of the New York Stock Exchange on a Business Day, and the transfer agent receives your order in a timely manner as agreed between it and the financial institution, your order will be priced at that Business Day’s NAV (minus any applicable CDSC).

You may generally redeem each IPS Series’ shares by mail, wire, telephone, or a systematic withdrawal plan (discussed below), or through your financial institution.  You may redeem the Growth & Income Fund’s shares by mail, through a systematic withdrawal plan (discussed below), or by placing a redemption order through your financial institution.  A financial institution may place a telephone order with the Integrity Fund’s  transfer agent for redemptions of $100,000 or less.  Each IPS Series and the Growth & Income Fund has also reserved the right to make redemption payments in securities rather than cash.

You may redeem shares of an IPS Series through its transfer agent by mail, wire or telephone, while you may redeem shares of the Growth & Income Fund through its transfer agent by mail only or through your financial adviser who may place a telephone order subject to the following.  Although you may redeem shares of each IPS Series and the Growth & Income Fund through certain financial institutions, such financial institutions may process redemptions of the Growth & Income Fund in amounts only up to $100,000 by phone with the Growth & Income Fund’s transfer agent.  Neither IPS Series maintains a dollar limit restriction.

Systematic Investment/Withdrawal.  The Growth & Income Fund and each of the IPS Series offers a systematic investment plan. The Growth & Income Fund’s systematic investment plan provides for monthly investments with minimum investments of $50. The IPS Series’ systematic investment plan has a $100 minimum investment.

Under each IPS Series’ systematic withdrawal plan, you may redeem a specified amount of money from your account once a month or quarter if the value of your account is at least $10,000.  If the value of your account is at least $5,000, under the Growth & Income Fund systematic withdrawal plan, you may elect to receive payments monthly, quarterly or annually.  The minimum withdrawal under each IPS Series’ systematic withdrawal plan is $250.  There is no minimum withdrawal requirement under the Growth & Income Fund’s plan.

Comparison of Minimum Initial/Subsequent Investment Requirements

The following tables summarize the minimum initial and subsequent investment requirements of each IPS Series and the Growth & Income Fund.

Minimum Initial and Subsequent Investment Requirements

	IPS Millennium Fund IPS New Frontier Fund	Integrity Growth & Income Fund
Initial Investment
Standard Accounts	$1,000	$1,000
Systematic Investment Plan	$100	$50
Subsequent Investments
Standard Accounts	$100	$50
Systematic Investment Plan	$100	$50

Comparison of Distribution Policies

Each IPS Series and the Growth & Income Fund distributes its net investment income and net capital gain at least annually.

Normally, each IPS Series and the Growth & Income Fund reinvests distributions in additional fund shares, unless a shareholder elects to receive distributions in cash.

Comparison of Distribution and Shareholder Servicing Fees

The Growth & Income Fund has adopted a Rule 12b-1 distribution and shareholder services plan under the 1940 Act (a “Rule 12b-1 Plan”) under which the Growth & Income Fund pays up to 0.50% of its average daily net assets for the distribution of Growth & Income Fund shares and the servicing of shareholder accounts invested in the Integrity Series.

Neither IPS Series has adopted a Rule 12b-1 Plan.

Comparison of Net Asset Value Calculation Procedures

The NAV of each IPS Series and the Growth & Income Fund is determined by taking the total value of each fund’s total assets, subtracting the fund’s liabilities, and then dividing the result (net assets) by the number of outstanding shares of the fund.  Generally, each IPS Series and the Growth & Income Fund values investments for which market quotations are readily available.  If market quotations are not readily available, or if the prices or value for a security do not represent fair value, each IPS Series and the Growth & Income Fund values securities at fair value pursuant to procedures adopted by the IPS Board or the Integrity Board, respectively.  Each IPS Series and the Growth & Income Fund calculates its NAV as of the close of the New York Stock Exchange on each weekday except days when the New York Stock Exchange is closed.  The time at which an IPS Series and the Integrity Fund’s NAV is calculated may change in case of an emergency.

There are no significant differences in the procedures for these matters followed by the IPS Series and the Growth & Income Fund.

PRINCIPAL INVESTMENT RISKS

The following is a summary only of the principal risk factors and differences among the Growth & Income Fund, the Millennium Fund and the New Frontier Fund.  For additional information about the risks of investing in the Growth & Income Fund, see the Growth & Income Fund’s Prospectus and Statement of Additional Information.

All investments carry risks, and investments in any of the Funds are no exception. An investor may lose money on an investment in the Millennium Fund, the New Frontier Fund or the Growth & Income Fund, and the principal investment risks of the funds have a number of similarities, both due to similarities in investment strategies and because each invests primarily in common stocks.  Nevertheless, investments in each are subject to risks associated with the investment strategy and style of the investment adviser to that particular fund.

The Millennium Fund and the Growth & Income Fund have very similar risk factors because of the similarity of their investment objectives and strategies.  Both of these funds are subject to market risk, interest rate risk, business risk, small company risk, unusual market valuation risk, and political risk.  The only material difference in the principal risk factors of the Millennium Fund and the Growth & Income Fund is that the Growth & Income Fund is subject to a foreign securities risk factor because the Growth & Income Fund may invest a higher percentage of its assets in foreign securities from time to time than the Millennium Fund does.

The New Frontier Fund and the Growth & Income Fund also have similar risk factors because each of these funds invests primarily in common stocks, and the primary investment objective and strategy of the Growth & Income Fund is similar to the investment objective and strategy of the New Frontier Fund. The primary difference in risk factors for these two funds is that the New Frontier Fund is subject to non-diversified fund risks because it is a non-diversified fund, while the Growth & Income Fund is a diversified fund.  In addition, the Growth & Income Fund is subject to a foreign securities risk factor because the Growth & Income Fund expects to invest a higher percentage of its assets in foreign securities from time to time than the New Frontier Fund does.

A chart showing the principal risks of the funds is set forth below, and a description of each risk is set forth below the chart:

Principal Risk Factor	Millennium Fund	New Frontier Fund	Growth & Income Fund
Market Risk	X	X	X
Interest Rate Risk	X	X	X
Business Risk	X	X	X
Small Company Risk	X	X	X
Market Valuation Risk	X	X	X
Political Risk	X	X	X
Non-Diversified Fund Risk		X
Foreign Securities Risk			X

Market Risk: The prices of the equity securities may fluctuate, at times dramatically, for a number of reasons, including, without limitation: (i) actual earnings that do not meet generally accepted forecasts or estimates of earnings; (ii) changes in the general interest rate environment may have a negative impact on the evaluation of earnings; (iii) the market undervaluing the stocks; (iv) developments affecting particular issuers or a particular industry or geographic sector; or (v) a general decline in the stock market.

Interest Rate Risk:  Increases in interest rates typically lower the present value of a company’s future earnings stream. Since the market price of a stock changes continuously based upon investors’ collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

Business Risk: From time to time, a particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry. For instance, some technology industry companies rely heavily on one type of technology. When this technology becomes outdated, too expensive, or is not favored in the market, companies that rely on the technology may rapidly become unprofitable. However, companies outside of the industry or those within the industry who do not rely on the technology may not be affected at all.

Small Company Risk: Stocks of smaller companies may have more risks than those of larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile.

Market Valuation Risk:  Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies’ stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative.

Political Risk:  Regulation or deregulation of particular industries can have a material impact on the value of companies within the affected industry. For example, during the past two years, the electric and gas utility sectors of the economy have been moving towards deregulation and open price competition. In this new environment, some companies will make a successful transition into, and prosper under deregulation, and other companies will mismanage the process and do poorly.

Foreign Securities Risk:  Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. Investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the holder to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

INFORMATION ABOUT THE REORGANIZATION

Terms of the Agreement and Plan of Reorganization

The shareholders of each of the Millennium Fund and the New Frontier Fund are being asked to vote separately to approve the Plan.  If the Plan is approved by the shareholders, the Reorganization is expected to occur on April 1, 2005, or on such other Closing Date as the parties may agree under the Plan.

The following is a summary of the principal terms of the Plan, which is included with this Proxy Statement/Prospectus as Exhibit A.  Please review the Plan itself for more detailed information.

·        The Millennium Fund and the New Frontier Fund will each transfer all of their respective assets and liabilities to the Growth & Income Fund in exchange for Class A shares of the Growth & Income Fund with an aggregate net asset value equal to the net value of the transferred assets and liabilities.

·        As part of the Reorganization, the Class A shares of the Growth & Income Fund received by the Millennium Fund and the New Frontier Fund will be distributed to the shareholders of the Millennium Fund and the New Frontier Fund, respectively, pro rata in accordance with their percentage ownership of the applicable Fund in full liquidation of the applicable Fund.

·        After such distribution to its respective shareholders, the Millennium Fund and the New Frontier Fund will be terminated, and its affairs will be wound up in an orderly fashion.

·        The Reorganization relates to each of the two IPS Series funds separately, and is a separate transaction as to each that requires approval by the shareholders of the respective IPS Series (i.e., the Reorganization for the Millennium Fund requires approval by its shareholders and the Reorganization for New Frontier Fund requires approval by its shareholders).  Each such Reorganization is also subject to the satisfaction of a number of other conditions as described in the Plan.  The Reorganization of the New Frontier Fund may be terminated by the Integrity Board if the shareholders of the Millennium Fund do not approve its proposed Reorganization.

·        If approved by the shareholders, the Reorganization will close on the next business day after the time (currently scheduled to be 4:00 p.m. Eastern Time on April 1, 2005, or such other Closing Date as the parties may determine) when the net assets of the IPS Series are valued for purposes of the Reorganization following such approval.

·        Shareholders who object to the Reorganization with respect to their fund will not be entitled under Ohio law or the Declaration of Trust of IPS Funds to demand payment for, or an appraisal of, their shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes and that, if the Reorganization is consummated, shareholders will be free to redeem the shares they receive in the transaction at their current net asset value. In addition, shares may be redeemed at any time prior to the consummation of the Reorganization.

Related Party Transactions

IMM, as the investment adviser to the Growth & Income Fund, will engage IPS Advisory as sub-adviser to the Growth & Income Fund as of the Closing Date pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”).  Under the Sub-Advisory Agreement, IMM or its parent company, Integrity Mutual Funds, Inc. (“IMF”), will pay IPS Advisory a fee for its sub-advisory services equal to (i) an annualized rate of 0.60% of the value of the net assets of the accounts transferred to the Growth & Income Fund at the closing of the Reorganization, regardless of whether shareholders as of the Closing Date later exchange their shares in the Growth & Income Fund for shares of another Integrity mutual fund); plus (ii)an annualized rate of 0.60% of the value of the net assets of new accounts established with the Growth & Income Fund after the Reorganization that are attributed to distribution efforts of IPS Advisory; plus an annualized rate of 0.40% of the value of the net assets of new accounts established with the Growth & Income Fund after the Reorganization that are attributed to the distribution efforts of Integrity.

The initial term of the Sub-Advisory Agreement will be two years, which is the maximum allowed by the 1940 Act.  If the Sub-Advisory Agreement is terminated without cause (or is not renewed following the end of any renewal period, without cause) by IMM or the Integrity Board during the first five years after the Closing Date, IMM or IMF will pay IPS Advisory a fee in place of the sub-advisory fee for the period from the termination (or such non-renewal) date through the remainder of the period ending five years from the Closing Date.  The fee will be paid monthly at the annual rate of 0.60% of net assets of the Growth & Income Fund for any remaining period from the termination date to the second anniversary of the Closing Date, and 0.30% of net assets of the Growth & Income Fund for any remaining period from the later of the termination (or non-renewal) date or the second anniversary of the Closing Date to the fifth anniversary of the Closing Date.

In connection with negotiations for the Reorganization, IPS Advisory, Inc. and Integrity Mutual Funds, Inc. entered into a Purchase and Sale Agreement dated November 1, 2004 (the “Purchase Agreement”), that provides, among other things, that (a) IPS Advisory will be engaged under the Sub-Advisory Agreement, subject to the requirements of the Investment Company Act of 1940; (b) IPS Advisory will receive fees under the Sub-Advisory Agreement as described above; (c) IPS (or its principals) will receive a number of shares of common stock (“IMFD Shares”) of Integrity Mutual Funds (OTCBB: IMFD), which number of IMFD Shares will be determined based on the amount of net assets (i) transferred to the Growth & Income Fund, and (ii) remaining in the Growth & Income Fund or another Integrity mutual fund at the first and second anniversaries of the closing; (d) IPS (or its principals) will receive a put option with respect to the IMFD Shares; and (e) IPS (or its principals) will receive a stock option incentive bonus, based on growth in assets in the Growth & Income Fund, of (i) options for 150,000 IMFD Shares when assets of the Growth & Income Fund reach $100,000,000 and (ii) options for an additional 150,000 IMFD Shares when assets of the Growth & Income Fund reach $200,000,000, all such options to have a strike price equal to the greater of the market price of IMFD Shares on the Closing Date or $0.65 per share, such options to be immediately vested in full, and scheduled to expire 10 years from the Closing Date.  The foregoing terms are subject to a number of additional terms and conditions as set forth in the Purchase Agreement.

Securities of the Respective Funds

If the Reorganization occurs, shareholders of the Millennium Fund and/or the New Frontier Fund, as the case may be, will receive Class A shares in the Growth & Income Fund.  The shares received by a shareholder will have an aggregate net asset value equal to the aggregate net asset value of the shareholder’s shares in the Millennium Fund or New Frontier Fund, as applicable, as of the business day before the closing of the Reorganization.

The Millennium Fund and New Frontier Fund are series of shares of IPS Funds, an Ohio business trust, and the Growth & Income Fund is a series of Integrity Funds, a Delaware business trust.  The IPS Funds and the Integrity Funds may each issue an unlimited number of authorized shares of beneficial interest, no par value.  The IPS Board and the Integrity Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate portfolios or series.  Each share of a series or class of shares of the IPS Funds or the Integrity Funds represents an equal proportionate interest in the assets and liabilities belonging to the series with each other share of such series and is entitled to receive a distribution out of the net assets belonging to the respective series as are declared by the applicable Board of Trustees.

Each share of an IPS Series and the Growth & Income Fund has equal dividend, liquidation and voting rights, and fractional shares have those rights proportionately.  Subject to certain contractual fee waivers and expense reimbursements discussed above, the Growth & Income Fund pays all of its other expenses (including expenses for advisory services, custodial services, transfer agent services, administrative services, shareholder services, accounting and legal services fees, brokerage fees and commissions, expenses of redemption of shares, insurance premiums, expenses of preparing prospectuses and reports to shareholders, interest, bookkeeping, fees for independent trustees, taxes, fees for registering fund shares and extraordinary expenses).

Neither Ohio nor Delaware law requires the IPS Funds or the Integrity Funds, respectively, to hold annual meetings of shareholders, and generally, the IPS Funds and Integrity Funds will hold shareholder meetings only when specifically required by federal or state law.

There are no conversion or preemptive rights in connection with shares of either IPS Series or the Growth & Income Fund.  All shares of an IPS Series and the Growth & Income Fund are fully paid and non-assessable.  A shareholder of an IPS Series or the Growth & Income Fund will receive a pro rata share of all distributions arising from that fund’s assets and, upon redeeming shares, will receive the portion of the funds’ net assets represented by the redeemed shares.

The following chart provides information with respect to the material differences in the rights of shareholders under Ohio law and Delaware law and the respective governing documents of the IPS Funds and the Integrity Funds.

Shareholder Rights	IPS Funds	Integrity Funds	Effect of Difference
Calling a shareholder meeting.

Shareholders representing 25% of the Trust’s or an IPS Series’ outstanding shares may after written request to the Trustees call meetings of the Trust (or a series) for any purpose related to the Trust (or a series), including for the purpose of voting on removal of one or more Trustees.

		Shareholders representing 10% of the outstanding shares entitled to vote on a matter may call a meeting of Integrity (or a series).	A smaller percentage of shareholders of Integrity (or a series) is necessary to call a meeting of the Integrity Fund.
Liquidation of Trust or Series.	Shareholder approval is required prior to the liquidation of the Trust or an IPS Series thereof.	The Integrity Board may approve the termination and subsequent liquidation of a class of shares of Integrity Funds thereof without a shareholder vote under certain circumstances.	After the Reorganization, the Integrity Board could decide to terminate the Integrity Fund as a class of shares of the Integrity Trust without a shareholder vote.
Shareholder liability.

Ohio law does not provide that shareholders of an Ohio business trust are entitled to specific limitations of personal liability.  However, the Trust’s trust instrument  provides that persons extending credit to, contracting with, or having any claim against the Trust shall look only to the assets of the Trust for such credit, contract or claim, and specifically provides that the shareholders shall not be personally liable therefore.

The Trust’s trust instrument also provides for indemnification out of each IPS Series’ property of any shareholder or former shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason for the obligations of the IPS Series.

Delaware law provides that Integrity shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit.  There is, however, a remote possibility that, under certain circumstances, shareholders of a Delaware business trust might be held personally liable for the trust’s obligations to the extent the courts of another state that does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations.

Integrity’s trust instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of Integrity (or a series).

Integrity’s trust instrument provides for indemnification out of each series’ property of any shareholder or former shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason for the obligations of the Integrity Series.

Ohio law does not provide the same limited liability protection for shareholders as Delaware law.  After the Reorganizations, shareholders of the Integrity Fund may have greater protection than they had under the IPS Funds.

Reasons for the Reorganization

The IPS Board, including all Independent Trustees, has determined that the Reorganization is in the best interests of the shareholders of each of the IPS Series. The IPS Board has unanimously approved the Plan and has recommended that the shareholders of each IPS Series vote in favor of the Reorganization by approving the Plan.

The IPS Board held meetings related to the proposed Plan on November 1, 2004 and January 3, 2005 (which meeting was continued to and reconvened on January 5, 2005).  In approving the Plan and making its recommendation to shareholders, the IPS Board considered, with the assistance of independent counsel to the Independent Trustees of the IPS Board, the following issues related to the Reorganization:

1.                  Each IPS Series shareholder will receive shares of the Growth & Income Fund equal in value to its share of the net assets of the IPS Series held.

2.                  The substantial similarities between (a) the investment objectives and investment strategies of the Millennium Fund and the Growth & Income Fund, and (b) the investment objective of the New Frontier Fund and the principal investment objective of the Growth & Income Fund.

3.                  The differences between the secondary investment objective, and the similarities and differences between the principal investment strategies, of the New Frontier Fund and the Growth & Income Fund.

4.                  The ability, through the Reorganization, for shareholders to continue receiving the money management services and investment style of IPS Advisory as part of the Integrity Funds because IPS Advisory will manage the assets of the Growth & Income Fund as its sub-adviser for an initial two-year period and thereafter, subject to the annual renewal of the Sub-Advisory Agreement by a majority of the Independent Trustees of the Integrity Board.  In connection with the foregoing, the Board also considered the flexibility that the Order, if obtained, would give IMM to replace IPS Advisory as sub-adviser to the Growth & Income Fund.

5.                  The potential benefits presented by the Reorganization by enabling shareholders to join Integrity Funds.  In connection with the foregoing, the IPS Board considered that:  (a) Integrity Funds are a larger mutual fund family than IPS Funds, with significantly more assets and a greater variety of fund offerings (seventeen funds versus two funds); (b) Integrity Funds and IMM have greater resources than the IPS Trust and IPS Advisory; (c) Integrity Funds currently offers Class A, Class C and Class N shares with respect to many of their other mutual fund offerings, and, relative to the IPS Funds, maintain a significantly more diverse and extensive distribution network to grow overall assets; and (d) Integrity Funds has, relative to IPS, significantly greater in-house staffing, experience, capabilities and resources in the areas of mutual fund management and administration.

6.                  The inflows, outflows and asset levels of the Millennium Fund and the New Frontier Fund, particularly during the past three years; the current prospects for increasing growth of the funds through IPS Advisory and IPS Funds’ current distribution network, and the combined pro forma asset levels and future growth prospects of the Growth & Income Fund (assuming that the Reorganization occurs).

7.                  The historical performance results of the Millennium Fund and the New Frontier Fund.

8.                  The relative differences of the fees of the Millennium Fund and the New Frontier Fund (currently 1.40% of assets) and the pro forma fees of the Growth & Income Fund (capped for one year at 1.50% of assets, and subject to a voluntary fee waiver and expense reimbursement agreement thereafter).

9.                  The agreement by Integrity Funds to pay (a) the costs of the preparation of the registration statement on Form N-14 of which the Proxy Statement/Prospectus is a part and (b) any other costs incurred by the Growth & Income Fund in relation to the Reorganization, and the costs to the Millennium Fund and New Frontier Fund in connection with the Reorganization.  IPS is paying expenses of the reorganization for the IPS Funds other than those directly related to the Form N-14.

10.              The historical and pro forma tax attributes of the IPS Series and the effect of the Reorganization on certain tax losses and loss carry-forwards of the funds (see "Federal Income Tax Consequences" below).

11.             The expectation that the Reorganization will be accomplished as a tax-free reorganization for federal income tax purposes.

12.              The potential benefits of the Reorganization to IPS, including, without limitation, potential benefits pursuant to the Purchase Agreement described under “– Related Party Transactions”, above.

13.              The current service provider relationships by and among IPS Funds, IPS Advisory and Citco.  Among the issues considered were the following:

(a)            While Citco continues to provide fund accounting, administration, transfer agency and distribution services (the “Mutual Fund Services”) for the IPS Series, Citco has also indicated its intention to terminate its agreements with the IPS Funds if the Reorganization is not consummated.    Accordingly, IPS Funds would have to secure a new service provider relationship for provision of the Mutual Fund Services if the Reorganization is not consummated.

(b)            Citco recently raised its fees for the Mutual Fund Services by approximately 133% effective January 1, 2005 (from 0.15% of net assets to 0.35% of net assets).  These IPS Board also considered that these fees increases appear to be reflective of a trend of fee increases throughout the industry related to, among other things, increased compliance burdens and costs.

(c)            Because IPS Advisory pays for the IPS Series’ ordinary operating expenses out of its fees, Citco’s fee increases have been absorbed by IPS Advisory, rather than shareholders of the IPS Series.  However, IPS Advisory has expressed concern about its ability to sustain its services to the IPS Funds without an increase in its fees if the Reorganization does not occur.

After considering the foregoing matters, the IPS Board believes that the Reorganization presents an opportunity for achieving long-term viability for shareholders’ current investments in the Millennium Fund and New Frontier Fund.  If approved, the Reorganization provides the opportunity for (i) Millennium Fund shareholders to continue to be invested in a fund managed by IPS Advisory with substantially the same investment objective and investment strategy, and (ii) New Frontier Fund shareholders to continue to be invested in a fund managed by IPS Advisory with a primary investment objective similar to that of the New Frontier Fund and an investment strategy with a number of similarities to that of the New Frontier Fund.   In addition, the Reorganization permits shareholders of each IPS Series to join a larger mutual fund family that, compared to IPS Advisory and IPS Funds, has greater resources, a larger staff, a broader array of fund options and the potential benefits of an affiliated, full-service, in-house mutual fund service provider.  IPS Advisory and the IPS Board also believe that the potential for growing the assets of the Growth & Income Fund through the Integrity Funds’ distribution network will be substantially greater than the potential for growing the IPS Series under their current structure. Growing assets offers a number of potential benefits in that it may permit a fund to negotiate lower commission rates, spread costs over a larger asset base, and generally benefit from economies of scale that, over time, generally lower larger funds’ overall expense ratios.

In considering the Reorganization, the IPS Board also considered alternatives to the Reorganization, including continuing operations as a small fund family.  The IPS Board believes that the Reorganization offers a more attractive option for Millennium Fund shareholders and New Frontier Shareholders because, among other things, it would avoid a search for a new mutual fund service provider.  The IPS Board also considered the cost increases associated with the Growth & Income Fund, but believes that the cost increases are reasonable and justified in light of the quality of services it believes shareholders will receive from Integrity, the pressure for fee increases in the industry due to, among other things, increased compliance burdens and costs, and concerns regarding the continuing viability of the IPS Series’ current fee arrangements with IPS Advisory.

With respect to the New Frontier Fund, the IPS Board also considered liquidating the fund due to its small size and the financial subsidies it requires.  However, the IPS Board determined that the Reorganization offers a more attractive alternative at this time because liquidation would deprive shareholders of the advisory services of IPS Advisory and have certain other adverse consequences for shareholders (e.g., a complete loss of certain potential loss Carry-forwards) that can be avoided through the Reorganization.

BASED ON THE ABOVE ANALYSIS, THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.

FEDERAL INCOME TAX CONSEQUENCES

The Millennium Fund, the New Frontier Fund and the Growth & Income Fund have similar tax treatment, and each intends to qualify each taxable year to be treated as a regulated investment company (a “RIC”) under the Code.  As a RIC, the funds generally will not be liable for federal income tax on the net investment income and capital gain it distributes to its shareholders.  Each of the funds intend to distribute all of its net investment income and capital gain each year.  Accordingly, none of the funds should be subject to federal income or excise taxes.

Tax Consequences of Distributions

Distributions by any of the Millennium Fund, the New Frontier Fund and the Growth & Income Fund of taxable interest, other net investment income and short-term capital gain, are taxable to you as ordinary income if you are a shareholder of that fund.  Distributions by any of the funds of net long-term capital gain are taxable to shareholders as long-term capital gain regardless of how long a shareholder has held the its fund’s shares.

If you buy shares of any of the funds just before the fund makes a distribution, a portion of the distribution you receive may be taxable to you even though it represents a portion of the purchase price you paid for the shares.  For federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

The sale or exchange of shares of any of the funds is a taxable transaction for federal income tax purposes.  You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the fund’s shares.  Such gain or loss will be capital gain or loss if you held your fund shares as capital assets.  Any capital gain or loss will be treated as long-term capital gain or loss if you held the fund shares for more than one year at the time of the sale or exchange.

Tax Consequences of the Reorganization

            With respect to each of the Millennium Fund and the New Frontier Fund, as a condition to the consummation of the Reorganization, IPS Funds and Integrity Funds will receive an opinion from Kilpatrick Stockton LLP to the effect that, based on the facts and assumptions stated therein as well as certain representations made by IPS Funds and Integrity Funds, including those in the Plan, for federal income tax purposes:

1.            The Reorganization will qualify as a "reorganization" (as defined in Code Section 368(a)) and the Fund will be a "party to a reorganization" (within the meaning of Code Section 368(b));

2.            The shareholders of the Fund will not recognize gain or loss on their receipt of shares of the Growth & Income Fund in exchange for their IPS Series shares pursuant to the Reorganization;

3.            The Fund will not recognize gain or loss on the transfer of all of its assets to the Growth & Income Fund solely in exchange for the Growth & Income Fund's shares and the assumption by the Growth & Income Fund of the liabilities of the IPS Series pursuant to the Reorganization, or on its distribution of those shares to its shareholders pursuant to its liquidation;

4.            The Growth & Income Fund will not recognize gain or loss on its acquisition of all of the assets of the IPS Series solely in exchange for the Growth & Income Fund's shares and its assumption of the liabilities of the IPS Series;

5.            The aggregate tax basis in the shares of the Growth & Income Fund received by shareholders of each IPS Series pursuant to the Reorganization will equal the aggregate tax basis of the IPS Series shares surrendered in exchange therefor, and the shareholder's holding period for those Growth & Income Fund shares will include the period that the shareholder held the IPS Series shares exchanged therefor, provided that the shareholder held such IPS Series shares as a capital asset at the Closing Date;

6.            The basis in the assets of each IPS Series acquired by the Growth & Income Fund will equal the applicable IPS Series' basis in such assets immediately before the Reorganization, and the Growth & Income Fund's holding period for the assets will include the period during which the IPS Series held the assets; and

7.            The Growth & Income Fund will succeed to and take into account the items of the IPS Series described in Code Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the IPS Series as of the Closing Date.  The Growth & Income Fund will take these items into account subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and applicable regulations thereunder."

Effect of Certain Past Realized Losses of the IPS Series

            Each of the IPS Series has substantial past realized losses that may be offset against future realized gains of the fund, subject to certain limitations under the Code (the "Loss Carry-forwards").  After the Reorganization, it is anticipated that the Loss Carry-forwards of the Millennium Fund, which are approximately $291,770,400 will transfer to the Growth & Income Fund and be available in their entirety to be offset against future realized gains of the Growth & Income Fund for the same period of time and subject to the same conditions and limitations as those that currently apply to the Millennium Fund.  After the Reorganization, it is anticipated that the Loss Carry-forwards of the New Frontier Fund, which are approximately $18,121,900, will be subject to the annual loss limitation provisions of Code section 383  to offset against future realized gains after the Reorganization.  Due to the substantial nature of the total Loss Carry-forwards expected to be available to the Growth & Income Fund after the Reorganization relative to its anticipated asset levels, it is unlikely that the Growth & Income Fund will realize capital gains sufficient to apply all of the Loss Carry-forwards before their availability expires under the Code."

General

Shareholders of each of the Millennium Fund and the New Frontier Fund should consult their tax advisers regarding the effect on them, if any, of the Reorganization in light of their individual circumstances.  Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganization.

ADDITIONAL INFORMATION ABOUT THE IPS SERIES

Additional information concerning the operation and management of the IPS Series is incorporated herein by reference from the IPS Series’ Prospectus and Statement of Additional Information, each dated March 31, 2004, which have been filed with the Securities and Exchange Commission.  A copy of the IPS Series’ Prospectus and the IPS Series Statement of Additional Information is available upon request and without charge by calling (865) 524-1676 or by visiting the IPS Funds website at www.ipsfunds.com.  Reports and other information filed by the IPS Series, including charter documents, can be obtained on the Internet at www.sec.gov or by calling the IPS Series.

ADDITIONAL INFORMATION ABOUT THE GROWTH & INCOME FUND

Additional information concerning the operation and management of the Growth & Income Fund is incorporated herein by reference from the Growth & Income Fund’s Prospectus dated February 25, 2005 and Statement of Additional Information dated February 25, 2005, which have been filed with the Securities and Exchange Commission.  Because the Growth & Income Fund has not yet commenced operations, an Annual or Semi-Annual Report to Shareholders is not available.  Reports and other information filed by the Growth & Income Fund are available upon request and without charge by calling (800) 276-1262, or can be obtained on the Internet at www.sec.gov.

CAPITALIZATION

The following table sets forth the capitalization of each IPS Series as of February 1, 2005 and, on a pro forma basis, the capitalization the Growth & Income Fund as of February 1, 2005, assuming that the Reorganization is approved and  had been consummated as of such date.  No historical capitalization information is provided for the Growth & Income Fund because it has not commenced operations.

IPS Millennium Fund — Integrity Growth & Income Fund

	IPS Millennium Fund	Pro Forma Growth & Income Fund
Net Assets	$62,373,915.72	$62,373,915.72
Net Asset Value Per Share	$28.93	$28.93
Shares Outstanding	2,155,791.267	2,155,791.267

IPS New Frontier Fund — Integrity Growth & Income Fund

	IPS New Frontier Fund	Pro Forma Integrity Growth & Income Fund
Net Assets	$3,341,862.82	$3,341,862.82
Net Asset Value Per Share	$8.35	$8.35
Shares Outstanding	400,161.790	400,161.790

IPS Millennium Fund, IPS New Frontier Fund and Integrity Growth & Income Fund

	IPS Millennium Fund	IPS New Frontier Fund	Pro Forma Integrity Growth & Income Fund
Net Assets	$62,373,915.72	$3,341,862.82	$65,715,778.54
Net Asset Value Per Share	$28.93	$8.35	$28.93
Shares Outstanding	2,155,791.267	400,161.790	2,271,306.737

VOTING INFORMATION

This Proxy Statement/Prospectus is being furnished by the IPS Board in connection with the solicitation of proxies for the respective Special Meetings of shareholders of the Millennium Fund and the New Frontier Fund.  Solicitation of proxies will be handled through ADP Investor Communications, which was engaged as a proxy solicitor pursuant to an agreement dated January 19, 2005. The costs of  ADP's services will be borne by Integrity Mutual Funds, Inc., and are estimated to be approximately $10,000. Officers and employees of IPS Advisory may also solicit proxies by telephone, mail, electronically or in person, and the costs of any such solicitation is estimated to be under $100 and will be borne by IPS Advisory.

Record Date and Shares Outstanding

Only shareholders of an IPS Series on January 31, 2005 (“Record Date”) are entitled to notice of and to vote at its Special Meeting.  As of the Record Date, there were 2,155,701.267 shares outstanding of the Millennium Fund and 400,161.790 shares outstanding of the New Frontier Fund.

From time to time, certain shareholders may own a large percentage of the shares of a IPS Series.  Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote.  As of the Record Date, and to the best of IPS Funds knowledge and belief, no persons beneficially owned 25% or more of the shares of a IPS Series.

As of the Record Date, and to the best of IPS Funds’ knowledge and belief, the following shareholders owned beneficially or of record 5% or more of a IPS Series:

IPS MILLENNIUM FUND

Name and Address	Number of Shares Owned	Percentage of Fund Shares Owned
National Financial Services Corporation (for the benefit of customers) Attn: Mutual Fund Dept., 5th Fl. 200 Liberty St. New York, NY 10281	219,329.0470	10.19%
National Investor Services Corporation 55 Water Street New York, NY 10041	111,826.2450	5.20%
Charles Schwab Company, Inc. 101 Montgomery Street San Francisco, CA 94104	1,018,856.0870	47.34%

IPS NEW FRONTIER FUND

Name and Address	Number of Shares Owned	Percentage of Fund Shares Owned
National Financial Services Corporation (for the benefit of customers) Attn: Mutual Fund Dept., 5th Fl. 200 Liberty St. New York, NY 10281	34,220.0550	8.88%
Charles Schwab Company, Inc. 101 Montgomery Street San Francisco, CA 94104	30,185.6810	7.83%

As of the Record Date, the members of the IPS Board and the IPS Funds’ officers, as a group, owned less than 1% of the Millennium Fund and approximately 3.1% of the New Frontier Fund.

Vote Required and Procedures

Each share of the Millennium Fund and the New Frontier Fund is entitled to one vote.  Approval of the Reorganization by either of the two Funds requires the affirmative vote of the lesser of (a) 67% or more of its shares present at its Special Meeting (either in person or represented by proxy) if the holders of more than 50% of the outstanding shares are present at the Special Meeting or (b) more than 50% of the outstanding shares of such Fund.  Shareholders holding one third of the outstanding shares of the Fund as of the Record Date (present in person or by proxy) will constitute a quorum for the transaction of business at the Special Meeting of that Fund.

For purposes of determining the presence of a quorum and counting votes on the matters presented, shares represented by abstentions and “broker non-votes” will be counted as present, but not as votes cast at the Special Meeting, and therefore will have the effect of voting “AGAINST” the proposal.  Broker non-votes are shares held in street name for which the broker lacks discretionary voting authority and for which the broker indicates that instructions have not been received from the respective beneficial owners and other persons entitled to vote the shares.

Please refer to the enclosed proxy card for instructions on how to cast your vote.

Any shareholder may revoke his or her proxy at any time before it is voted by giving written notice of revocation or by executing and delivering a later dated proxy to the Fund, or by personally casting a vote at the Special Meeting.  To change a vote by written notice of revocation, you must provide the Fund with a “Revocation Letter” that:

·        Identifies yourself;

·        States that, as shareholder on the Record Date, you revoke your prior instructions as set forth in the previously returned proxy card; and

·        Indicates your new instructions, if any.

If you do not specify a choice on a proxy card that otherwise is properly executed and returned in time to be voted at the Special Meeting, your shares covered by the proxy will be voted “FOR” approval of the Reorganization.

As noted above, ADP Investor Communications has been retained as proxy solicitor in connection with this proxy.  If you do not plan to attend the Special Meeting of the IPS Series in which you are a shareholder, the Funds must receive your vote by mail, telephone call to ADP at 1-800-690-6903, or submission through ADP’s web site, www.proxyweb.com on or before March 29, 2005.  If you do not return your proxy card by that date, or you abstain from voting, you will be treated as having voted “AGAINST” the Reorganization.

It is not anticipated that any matter other than the approval of the Reorganization will be brought before the Special Meeting.  Should other business be properly brought before the meeting, it is intended that all proxies will be voted in accordance with the judgment of the persons named as proxies.  If sufficient votes in favor of approving the Reorganization are not received by the time scheduled for the meeting, the persons named as proxies may propose one or more adjournments of the meeting for a reasonable period of time to permit further solicitation of proxies.  Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the meeting to be adjourned.  Proxies executed “FOR” the proposal will be voted “FOR” adjournment.  Proxies executed “AGAINST” the proposal will be voted “AGAINST” adjournment.  The costs of any additional solicitation and of any adjourned session will be paid by IPS Advisory.

Instructions for Signing Proxy Cards

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

Individual Accounts:  Sign your name exactly as it appears in the registration on the proxy card.

Joint Accounts:  Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

All Other Accounts:  The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.  For example:

Registration	Valid Signature
Corporate Accounts
(1)	ABC Corp.......................................................................	ABC Corp. John Doe, Treasurer
(2)	ABC Corp.......................................................................	John Doe, Treasurer
(3)	ABC Corp. c/o John Doe, Treasurer................................	John Doe
(4)	ABC Corp. Profit Sharing Reorganization.........................	John Doe, Director
Partnership Accounts
(1)	The XYZ Partnership........................................................	Jane B. Smith, Partner
(2)	Smith and Jones, Limited Partnership................................	Jane B. Smith, General Partner
Trust Accounts
(1)	ABC Trust Account..........................................................	Jane B. Doe, Director
(2)	Jane B. Doe, Director u/t/d 12/28/78................................	Jane B. Doe
Custodial or Estate Accounts
(1)	John B. Smith, Cust. f/b/o John B. Smith, Jr. UGM/UTMA...................................................................	John B. Smith
(2)	Estate of John B. Smith.....................................................	John B. Smith, Executor

FINANCIAL STATEMENTS AND EXPERTS

The financial statements of the IPS Series contained in the IPS Series’ annual report to shareholders for the fiscal year ended November 30, 2003, which is included in the IPS Series’ Statement of Addition of Information and incorporated by reference herein, have been included and incorporated herein in reliance on the report of McCurdy & Associates CPA’s, Inc., independent certified public accountants.  The current auditor for the IPS Series is Cohen McCurdy, LLC.

No financial information of the Growth & Income Fund is included or incorporated by reference herein as such Fund has not yet begun operations.  The Growth & Income Fund will begin operations on the Closing Date and its future financial statements are expected to be audited and reported on by Brady, Martz & Associates, P.C. (“Brady, Martz”), which is the independent accountants for each of the other Integrity Series.

LEGAL MATTERS

Certain legal matters for the IPS Series will be passed upon by Kilpatrick Stockton LLP, which firm will also render an opinion as to certain Federal income tax consequences of the Reorganization.  Certain legal matters concerning the issuance of shares of the Growth & Income Fund in the Reorganization will be passed upon by Stradley Ronon Stevens & Young, LLP.

INFORMATION FILED WITH THE
SECURITIES AND EXCHANGE COMMISSION

This Proxy Statement/Prospectus and the related Statements of Additional Information do not contain all of the information set forth in the respective registration statements and exhibits thereto of the Millennium Fund, the New Frontier Fund, and the Growth & Income Fund filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act.  In addition, IPS Funds, on behalf of each IPS Series, and Integrity Funds, on behalf of Growth & Income Fund, file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act.  Any of these materials can be inspected and copied at the SEC’s Public Reference Room at 450 Fifth Street NW, Washington, D.C. 20549.  Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates.  The SEC maintains a website at http://www.sec.gov that contains information regarding IPS Funds, Integrity Funds, and other registrants that file information electronically with the SEC.

Exhibit A

Agreement and Plan of Reorganization

This AGREEMENT AND PLAN OF REORGANIZATION (the “Plan”) is made as of this 30th day of March, 2005, by and between The IPS Funds (the “Trust”), an Ohio business trust, for itself and on behalf of its series listed in the Target Funds column below (each a “Target Fund”), and The Integrity Funds, a Delaware business trust (“Integrity”), for itself and on behalf of its series listed in the Acquiring Funds column below (each an “Acquiring Fund”).

Acquiring Fund	Target Funds
Integrity Growth & Income Fund	IPS Millennium Fund
IPS New Frontier Fund

WHEREAS, the Trust and Integrity are open-end management investment companies registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the parties desire that the Acquiring Fund acquire the assets and assume the liabilities of each of the Target Funds listed opposite the Acquiring Fund in the above table in exchange for shares of equal value of the Acquiring Fund and the distribution of the shares of the Acquiring Fund to the shareholders of the Target Funds in connection with the dissolution and liquidation of the Target Funds (such transactions with respect to each Target Fund, the “Reorganization” );

WHEREAS, the parties intend that all agreements, representations, actions and obligations described herein made or undertaken by the Acquiring Fund or Target Funds are made and shall be taken or undertaken by the Trust on behalf of the Target Funds or by Integrity on behalf of the Acquiring Fund, as appropriate.  Similarly, the parties intend, if context requires, that all agreements, representations, actions and obligations described herein made or undertaken by the Trust or Integrity are made and shall be taken by the Trust on behalf of the Target Funds or Integrity on behalf of the Acquiring Fund, as appropriate;

WHEREAS, the parties intend that the Reorganization qualify as a “reorganization,” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that the Acquiring Fund and the Corresponding Target Fund each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization;

WHEREAS, the parties, for convenience, have structured this Plan so that it generally refers to a single Reorganization between a single Acquiring Portfolio and its Target Fund, but intend for this Plan and its terms and conditions to apply to each Reorganization separately, and that this Plan be, adopted as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”) with respect to the Reorganization for each Target Fund; and

WHEREAS, the parties intend that the consummation of any single Reorganization shall not be contingent on consummation of any other Reorganization.

NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1.         Definitions.  The following terms shall have the following meanings:

1933 ActThe Securities Act of 1933, as amended.

1934 ActThe Securities Exchange Act of 1934, as amended.

AssetsAll property and assets of any kind and all interests, rights, privileges and powers of or attributable to the Target Fund whether or not determinable at the Effective Time and wherever located.  Assets include all cash, cash equivalents, securities, claims (whether absolute or contingent, Known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables) owned by or attributed to the Target Fund and any deferred or prepaid expense shown as an asset on the Target Fund’s books.

Business DayEach weekday that the New York Stock Exchange is open or, under unusual circumstances, as deemed by the Trust’s officers.

Assets ListA list of securities and other Assets and Known Liabilities of or attributable to the Target Fund as of the date provided to the Trust.

Closing DateApril 1, 2005, or such other date as the parties may agree to in writing.

Effective Time9:00 a.m. Eastern time on the Closing Date, or such other time as the parties may agree to in writing.

FundThe Acquiring Fund or the Target Fund as the context may require.

Know, Known

or KnowledgeKnown after reasonable inquiry.

LiabilitiesAll liabilities of, allocated or attributable to the Target Fund, whether Known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured.

N-14 Registration

StatementIntegrity’s Registration Statement on Form N-14 under the 1940 Act that will register the shares of the Acquiring Fund to be issued in the Reorganization and will include the proxy materials necessary for shareholders of the Target Fund to approve the Reorganization.

Material AgreementsThe agreements set forth in Schedule A.

Net Value of AssetsValue of Assets, determined in accordance with Section 3(d), net of Liabilities.

Reorganization DocumentsSuch bills of sale, assignments, assumptions, and other instruments as desirable for the Target Fund to transfer to the Acquiring Fund all right and title to and interest in the Assets and for the Acquiring Fund to assume the Liabilities.

Schedule ASchedule A to this Plan.

Schedule BSchedule B to this Plan.

Target

Financial StatementsThe audited financial statements of the Target Fund for its most recently completed fiscal year and, if applicable, the unaudited financial statements of the Target Fund for its most recently completed semi-annual period.

Valuation TimeThe time on the Closing Date, the Business Day immediately preceding the Closing Date if the Closing Date is not a Business Day, or such other date as the parties may agree to in writing, that Integrity determines the Net Value of Assets of the Acquiring Fund and the Trust determines the Net Value of Assets of or attributable to the Target Fund.  Unless otherwise agreed to in writing, the Valuation Time shall be at the time of day then set forth in the Acquiring Fund’s and Target Fund’s Registration Statement on Form N-1A as the time of day at which net asset value is calculated.

2.         Regulatory Filings and Shareholder Action.

(a)        Integrity shall promptly file the N-14 Registration Statement with the SEC.  The Trust and the Target Fund shall promptly prepare and file any other appropriate regulatory filings, including, without limitation, filings with federal, state or foreign securities regulatory authorities.

(b)        As soon as practicable after the effective date of the N-14 Registration Statement, the Trust shall hold a meeting of the Target Fund’s shareholders to consider and approve this Plan and such other matters as the Trust’s Board of Trustees may determine.

3.         Transfer of Assets and Related Transactions.  The Trust and Integrity shall take the following steps with respect to the Reorganization:

(a)        At the Effective Time, the Trust shall assign, transfer, deliver and convey all of the Assets to the Acquiring Fund, subject to all of the Liabilities.  Integrity shall then accept the Assets and assume the Liabilities such that at and after the Effective Time (i) all of the Assets shall become and be the assets of the Acquiring Fund and (ii) all of the Liabilities shall attach to the Acquiring Fund, enforceable against the Acquiring Fund to the same extent as if initially incurred by the Acquiring Fund.

(b)        The Target Fund shall assign, transfer, deliver and convey the Assets to the Acquiring Fund at the Effective Time on the following bases:

(1)In exchange for the transfer of the Assets, Integrity shall simultaneously issue and deliver to the Target Fund full and fractional shares of beneficial interest of the Acquiring Fund.  Integrity shall determine the number of shares of the Acquiring Fund to be issued by dividing the Net Value of Assets of the Target Fund by the net asset value of one Acquiring Fund share, which shall be the net asset value per share of one of the Target Funds at the end of business on the Closing Date, as selected by Integrity in its sole discretion.

(2)Based on the calculation of the number of shares of the Acquiring Fund to issue under Paragraph (b)(1) above, Integrity shall issue to the Target Fund shares of beneficial interest of the Acquiring Fund with an aggregate net asset value equal to the Net Value of Assets of the Target Fund.

(3)The parties shall determine, as of the Valuation Time, the Net Asset Value of the Acquiring Fund shares to be delivered and the Net Asset Value of the Assets to be conveyed, substantially in accordance with the Trust’s current valuation procedures.

(4)The Trust shall transfer the Assets with good and marketable title to Integrity’s custodian for the account of the Acquiring Fund.  The Trust shall transfer all of the Target Fund’s cash in the form of immediately available funds payable to the order of Integrity’s custodian for the account of the Acquiring Fund.  The Trust shall transfer any of the Assets that were not transferred to Integrity’s custodian at the Effective Time to Integrity’s custodian at the earliest practicable date thereafter.

(c)        The steps set forth in Section 3(b), together with all other related acts necessary to consummate the Reorganization, shall occur at the Trust’s principal office on the Closing Date, or at such other place as the parties may agree on.  All steps and acts shall be deemed to take place simultaneously at the Effective Time.

(d)        Promptly after the Closing Date (and in any event within 10 days), the Trust will deliver to Integrity the Statement of Assets and Liabilities of the Target Fund as of the Closing.

4.         Dissolution and Liquidation of the Target Fund, Registration of Shares and Access to Records.  The Trust and Integrity also shall take the following steps in connection with the Reorganization:

(a)        At or as soon as reasonably practical after the Effective Time, the Target Fund shall dissolve and liquidate by transferring to shareholders of record full and fractional shares of beneficial interest of the Acquiring Fund equal in value to the shares of the Target Fund held by the shareholder.  Each Target Fund shareholder also shall have the right to receive any unpaid dividends or other distributions that the Target Fund declared with respect to the shareholder’s Target Fund shares at or before the Effective Time.  The Target Funds shall declare dividends and make any applicable distributions prior to the Closing Date.  Integrity shall record on its books the ownership by the shareholders of the Acquiring Fund shares; the Target Fund shall simultaneously redeem and cancel on its books all of its issued and outstanding shares.  The Trust shall then wind up the affairs of the Target Fund and take all steps as are necessary and proper to terminate the Target Fund as soon as is reasonably possible (but in no event more than six months) after the Effective Time and in accordance with all applicable laws and regulations.

(b)        If a Target Fund shareholder requests a change in the registration of the shareholder’s Acquiring Fund shares to a person other than the shareholder, the Acquiring Fund shall require the shareholder to (i) furnish the Acquiring Fund with an instrument of transfer properly endorsed, accompanied by any required signature guarantees and otherwise in proper form for transfer; (ii) if any of the shares is outstanding in certificate form, deliver to the Acquiring Fund the certificate representing such shares; and (iii) pay to the Acquiring Fund any transfer or other taxes required by reason of such registration or establish to the reasonable satisfaction of the Acquiring Fund that such tax has been paid or does not apply.

(c)        At and after the Closing Date, the Trust shall provide Integrity and its transfer agent with immediate access to: (i) all records containing the names, addresses and taxpayer identification numbers of all of the Target Fund shareholders and the number and percentage ownership of the outstanding shares of the Target Fund owned by each shareholder as of the Effective Time and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) relating to the Target Fund shareholders’ taxpayer identification numbers and their liability for or exemption from back-up withholding.  The Trust shall preserve and maintain, or shall direct its service providers to preserve and maintain, its records as required by Section 31 of and Rules 31a-1 and 31a-2 under the 1940 Act.

5.         Certain Representations, Warranties and Agreements of the Trust.  The Trust, on behalf of itself and, as appropriate, the Target Fund, represents and warrants to, and agrees with, Integrity as follows:

(a)        The Trust is a statutory trust, validly existing and in good standing under the laws of the State of Ohio.  The Board of Trustees of the Trust has duly established and designated the Target Fund as a series of the Trust.  The Trust is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(b)        The Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

(c)        The Board of Trustees of the Trust has duly authorized the execution and delivery of this Plan and the transactions contemplated herein.  Duly authorized officers of the Trust have executed and delivered this Plan.  Assuming due execution and delivery of this Plan by Integrity, this Plan represents a valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium, and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles.  The execution and delivery of this Plan does not, and, subject to the approval of shareholders referenced in Section 2(c), the consummation of the transactions contemplated by this Plan will not, violate the Trust’s Trust Instrument, By-Laws or any Material Agreement.  Except for the approval of Target Fund shareholders, the Trust does not need to take any other action to authorize its officers to effectuate this Plan and the transactions contemplated herein.

(d)        The Target Fund is a “fund” (as defined in Section 851(g)(2) of the Code); it has qualified for treatment as a regulated investment company (“RIC”) under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, for each taxable year since the commencement of its operations and qualifies and shall continue to qualify for treatment as a RIC during its current taxable year, which includes the Effective Time; it will invest its assets at all times and through the Effective Time in a manner that ensures compliance with the foregoing; and it has no earnings and profits accumulated in any taxable year in which the provisions of such Subchapter M did not apply to it.

(e)        The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target Fund shareholder meeting and at the Effective Time, insofar as they relate to the Trust and the Target Fund (i) shall comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

(f)         The Trust has duly authorized and validly issued all of its issued and outstanding shares of the Target Fund and all of the shares are validly outstanding, fully paid and non-assessable, and are offered for sale and sold in conformity with the registration requirements of all applicable federal and state securities laws.  There are no outstanding options, warrants or other rights to subscribe for or purchase Target Fund shares, nor are there any securities convertible into Target Fund shares.

(g)        The Trust shall operate the business of the Target Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include the declaration and payment of customary dividends and other distributions and any other distributions deemed advisable in anticipation of the Reorganization (including distributions pursuant to Section 3(a)(2) hereof).  From the date it commenced operations through the Effective Time, the Target Fund shall conduct its “historic business” (within the meaning of Section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; and before the Effective Time, the Target Fund will not (a) dispose of and/or acquire any Assets (i) for the purpose of satisfying the Acquiring Fund’s investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC, or (b) otherwise change its historic investment policies.

(h)        At the Effective Time, the Target Fund will have good and marketable title to the Assets and full right, power and authority to assign, transfer, deliver and convey the Assets.

(i)         The Target Financial Statements, copies of which have been previously delivered to the Trust, fairly present the financial position of the Target Fund as of its most recent fiscal year-end and the results of its operations and changes in its net assets for the periods indicated.  The Target Financial Statements are in accordance with generally accepted accounting principles consistently applied.

(j)         To the Knowledge of the Trust, the Target Fund has no liabilities, whether or not determined or determinable, other than the Liabilities disclosed or provided for in the Target Financial Statements or Liabilities incurred in the ordinary course of business subsequent to the date of the Target Financial Statements, and Liabilities set forth in the Assets List.

(k)        Other than the claims, actions, suits, investigations or proceedings set forth on Schedule B, the Trust does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against it or the Assets or its businesses.  The Trust does not Know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Target Fund, except as disclosed on Schedule B.For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts, provided all required performance disclosures have been made.  Other than the orders, decrees or judgments set forth on Schedule B, the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or the Assets or its ability to consummate the transactions contemplated by the Plan.

(l)         Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business or listed in Schedule A, in each case under which no material default exists, the Trust is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Target Fund.

(m)       The Trust has filed the federal income tax returns of the Target Fund, copies of which have been previously delivered to Integrity, for all taxable years to and including the Target Fund’s most recently completed taxable year, and has paid all taxes payable pursuant to such returns.  No such return is currently under audit and no assessment has been asserted with respect to such returns.

(n)        Since the date of the Target Financial Statements, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Target Fund.  For all purposes under this Plan, investment underperformance, negative investment performance and/or investor redemptions shall not be considered material adverse changes, provided all required performance disclosures have been made.  The Target Fund incurred the Liabilities in the ordinary course of its business.

(p)        During the five-year period ending at the Effective Time, (a) neither the Target Fund nor any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Fund shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund shares or Target Fund shares, except for shares redeemed in the ordinary course of the Target Fund’s business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and  (b) no distributions will have been made with respect to Target Fund shares, other than normal, regular dividend distributions made pursuant to the Target Fund’s historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code.

(q)        Not more than 25% of the value of the Target Fund’s total assets (excluding cash, cash items and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

6.         Certain Representations, Warranties and Agreements of Integrity.  Integrity, on behalf of itself and, as appropriate, the Acquiring Fund, represents and warrants to, and agrees with the Trust as follows:

(a)        Integrity is organized as a business trust duly created, validly existing and in good standing under the laws of the state of Delaware.  The Board of Trustees of Integrity has duly established and designated the Acquiring Fund as a series of Integrity.  Integrity is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.  Integrity’s Registration Statement relating to the Acquiring Fund will be effective with the SEC prior to the effectiveness of the N-14 Registration Statement.  Before January 1, 1997, Integrity “claimed” classification for federal income tax purposes as an association taxable as a corporation and has not elected otherwise since.

(b)        Integrity has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and assets, to carry on its business as now being conducted and described in its currently effective Registration Statement on Form N-1A, to enter into this Plan and to consummate the transactions contemplated herein.

(c)        The Board of Trustees of Integrity has duly authorized the execution and delivery of this Plan and the transactions contemplated herein.  Duly authorized officers of Integrity have executed and delivered this Plan.  Assuming due execution and delivery of this Plan by the Trust, this Plan represents a valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors’ rights and to general equity principles.  The execution and delivery of this Plan does not, and the consummation of the transactions contemplated by this Plan will not, violate Integrity’s Agreement and Declaration of Trust, By-Laws or any Material Agreement.  Integrity does not need to take any other action to authorize its officers to effectuate the Plan and the transactions contemplated herein.

(d)        The Acquiring Fund is a “fund” (as defined in Section 851(g)(2) of the Code); it shall qualify for treatment as a RIC under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code, for its current taxable year, which includes the Effective Time; it will invest its assets at all times and through the Effective Time in a manner that ensures compliance with the foregoing; and it has no earnings and profits accumulated in any taxable year in which the provisions of such Subchapter M did not apply to it.

(e)        The materials included within the N-14 Registration Statement when filed with the SEC, when Part A of the N-14 Registration Statement is distributed to shareholders, at the time of the Target Fund shareholder meeting and at the Effective Time of the Reorganization, insofar as they relate to Integrity and the Acquiring Fund (i) shall comply in all material respects with the applicable provisions of the 1933 Act and the 1940 Act, the rules and regulations thereunder and state securities laws, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements made therein not misleading.

(f)         There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than shares issued to Integrity Mutual Funds, Inc., or its affiliates in order to approve certain Acquiring Fund start-up matters; provided, however, that if for any reason the closing of the Reorganization of one Target Fund occurs on a different Closing Date than the closing of the other Target Fund (a “Later Closing”), then the Acquiring Fund may have additional issued and outstanding shares as a result of (i) the closing of the Reorganization for the earlier Target Fund; and (ii) sales of shares following such closing.    When issued and delivered, the Acquiring Fund shares shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them.  There are no outstanding options, warrants or other rights to subscribe for or purchase Acquiring Fund shares, nor are there any securities convertible into Acquiring Fund shares.

(g)        Integrity will not commence the operations of the Acquiring Fund prior to the Effective Time; provided, however, that if there is a Later Closing then the Acquiring Fund will have commenced operations concurrent with the first closing of a Target Fund.

(h)        Integrity does not Know of any claims, actions, suits, investigations or proceedings of any type pending or threatened against the Acquiring Fund or its assets or businesses.  There are no facts that Integrity currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, investigation or proceeding against the Acquiring Fund.  The Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect, its financial condition, results of operations, business, properties or assets or its ability to consummate the transactions contemplated herein.

(i)         Except for contracts, agreements, franchises, licenses or permits entered into or granted in the ordinary course of its business, in each case under which no material default exists, Integrity is not a party to or subject to any material contract, debt instrument, employee benefit plan, lease, franchise, license or permit of any kind or nature whatsoever on behalf of the Acquiring Fund.

(j)         No consideration other than Acquiring Fund shares (and the Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization.

(k)        The Acquiring Fund has no plan or intention to issue additional Acquiring Fund shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Acquiring Fund, or any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire ‑‑ during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person, any Acquiring Fund shares issued to the Target Fund’s shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act.

(l)         Following the Reorganization, the Acquiring Fund (a) will continue the Target Fund’s “historic business” (within the meaning of section 1.368-1(d)(2) of the Regulations) or (b) will use a significant portion of the Target Fund’s “historic business assets” (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition, the Acquiring Fund (c) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status.

(m)       There is no plan or intention for the Acquiring Fund to be dissolved or merged into another business trust or a corporation or any “fund” thereof (as defined in section 851(g)(2) of the Code) following the Reorganization.

(n)        Immediately after the Reorganization, (a) not more than 25% of the value of the Acquiring Fund’s total assets (excluding cash, cash items and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers.

(o)        The Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Target Fund.

(p)        During the five-year period ending at the Effective Time, neither the Acquiring Fund nor any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Fund shares with consideration other than Acquiring Fund shares.

(q)        Integrity has made all state filings to register the Acquiring Fund in each jurisdiction that the Target Fund is currently registered and all necessary steps have been taken under all relevant jurisdictions’ securities laws to consummate the Reorganization.

(r)        The fair market value of the Acquiring Fund shares each Target Fund shareholder receives will be equal to the fair market value of the Target Fund shares it surrenders in exchange therefor.

(s)        For the three-year period immediately following the Reorganization, at  least 75% of an investment company's board of directors will not be "interested  persons" (as such term is defined under the 1940 Act) of the investment adviser to Integrity or IPS Advisory, Inc.; and

(t)         To its knowledge, no circumstances arising from the Reorganization might result in an "unfair  burden" (as that term is defined in Section 15(f) of the 1940 Act) being imposed on the Acquiring Fund.

6A.      Additional Representations, Warranties and Agreements of the Trust and Integrity.  The Trust, on behalf of itself and, as appropriate, the Target Fund, represents and warrants to, and agrees with, Integrity, and Integrity, on behalf of itself and, as appropriate, the Acquiring Fund, represents and warrants to, and agrees with, the Trust, as follows:

(a)        The respective management of the Trust and Integrity (a) is unaware, without making independent inquiry, of any plan or intention of the Target Fund’s shareholders to redeem, sell or otherwise dispose of (i) any portion of their Target Fund shares before the Reorganization to any person “related” (within the meaning of section 1.368-1(e)(3) of the Regulations) to either the Acquiring Fund or the Target Fund or (ii) any portion of the Acquiring Fund shares they receive in the Reorganization to any person “related” (within such meaning) to the Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of the Target Fund as a series of an open-end investment company, (c) expects that the percentage of Target Fund shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (d) does not anticipate that there will be extraordinary redemptions of Target Fund shares immediately following the Reorganization.

(b)        There is no intercompany indebtedness between the Acquiring Fund and the Target Fund that was issued or acquired, or will be settled, at a discount.

(c)        None of the compensation received by any Target Fund shareholder who is an employee of or service provider to the Target Fund will be separate consideration for, or allocable to, any of the Target Fund shares that shareholder held; none of the Acquiring Fund shares any such shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement or other service agreement; and the consideration paid to any such shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services.

(d)        The aggregate value of the acquisitions, redemptions and distributions limited by Sections 5(p), 6(k) and 6(p) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in the Target Fund at the Effective Time.

(e)        The shareholders of the Target Fund will receive no consideration pursuant to the Reorganization other than Acquiring Fund shares.

7.         Conditions to the Trust’s Obligations.  The obligations of the Trust set forth herein shall be subject to the following conditions precedent:

(a)        Integrity shall have duly executed and delivered its applicable Reorganization Documents to the Trust.

(b)        The Target Fund’s shareholders shall have approved this Plan in the manner required by the Trust’s Trust Instrument, Bylaws, and applicable law.  If the Target Fund shareholders fail to approve this Plan, that failure shall release the Trust, of its obligations under this Plan to the extent such obligations are related to that Target Fund.

(c)        Integrity shall have delivered to the Trust a certificate dated as of the Closing Date and executed in its name by the Secretary or Assistant Secretary of Integrity, in a form reasonably satisfactory to the Trust, stating that the representations and warranties of Integrity in this Plan are true and correct in all material respects at and as of the Effective Time.

(d)        The Trust shall have received an opinion of Stradley Ronon Stevens & Young, LLP as counsel to Integrity, in form and substance reasonably satisfactory to the Trust and dated as of the Closing Date, substantially to the effect that:

(1)Integrity is a business trust duly created, validly existing and in good standing under the laws of the state of Delaware and is an open-end, management investment company registered under the 1940 Act;

(2)The Plan has been duly authorized, executed and delivered by Integrity, and assuming due authorization, execution, and delivery of this Plan by the Trust on behalf of the Target Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Plan, and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material;

(3)The shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Integrity;

(4)The execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate Integrity’s Agreement and Declaration of Trust or By-Laws or any Material Agreement to which Integrity is a party or by which it is bound; and

(5)To the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Integrity of the Reorganization or for the execution and delivery of the Acquiring Fund’s Reorganization Documents, except those that have been obtained under the 1933 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Acquiring Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word “Knowledge” and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of Integrity.

(e)        The Trust shall have received an opinion of Kilpatrick Stockton LLP with respect to the tax matters specified in Section 8(e) addressed to the Trust and Integrity in form and substance reasonably satisfactory to them, and dated as of the Closing Date (the “Tax Opinion”).  In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Plan, which such counsel may treat as representations and warrantees made to it, and in separate letters addressed to such counsel and certificates delivered pursuant to this Plan.  The Tax Opinion shall comprise substantively the information listed under Section 8(e)(1)-(7) based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes.

(f)         The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund’s shares, and the SEC shall not have instituted or, to the Knowledge of the Trust, contemplated instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

(g)        No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with the Reorganization.

(h)        The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

(i)         Integrity shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Valuation Time and Effective Time.

(j)         The Trust shall have received from Integrity a duly executed instrument whereby the Acquiring Fund assumes all of the Liabilities of or attributable to the Target Fund.

(k)        Neither party shall have terminated this Plan pursuant to Section 10 of this Plan.

(l)         The Trust shall have received a certificate from:

(1)IPS Advisory, Inc., stating that it will pay all of the expenses incurred by the Trust and the Target Fund in connection with the Reorganization, except for the expenses (including, without limitation, all legal fees and expenses of Kilpatrick Stockton LLP) incurred by the Trust in connection with the preparation, filing and processing of the Form N-14 Registration Statement in connection with this Plan (the “N-14 Expenses”); and

(2)Integrity Mutual Funds, Inc., stating that it will pay all of the expenses incurred by Integrity and the Acquiring Fund in connection with the Reorganization, and all of the N-14 Expenses.

(n)        The parties shall have received such assurances as they deem appropriate with respect to the audited and pro forma financial information of the Acquiring Fund and the Target Fund contained in the N-14 Registration Statement.

8.         Conditions to Integrity’s Obligations.  The obligations of Integrity set forth herein shall be subject to the following conditions precedent:

(a)        The Trust shall have duly executed and delivered its applicable Reorganization Documents to Integrity.

(b)        The Target Fund’s shareholders shall have approved this Plan in the manner required by the Trust’s Trust Instrument, Bylaws and applicable law.  If the Target Fund shareholders fail to approve this Plan, that failure shall release Integrity’s obligations with respect to the Acquiring Fund under this Plan.

(c)        The Trust shall have delivered to Integrity a certificate dated as of the Closing Date and executed in its name by the Trust’s Secretary or Assistant Secretary, in a form reasonably satisfactory to Integrity, stating that the representations and warranties of the Trust in this Plan are true and correct in all material respects at and as of the Effective Time.

(d)        Integrity shall have received an opinion of Kilpatrick Stockton LLP, as counsel to the Trust, in form and substance reasonably satisfactory to Integrity and dated as of the Closing Date, substantially to the effect that:

(1)The Trust is an Ohio business trust duly organized, validly existing and in good standing under the laws of the State of Ohio and is an open-end, management investment company registered under the 1940 Act;

(2)The Plan has been duly authorized, executed and delivered by the Trust and, assuming due authorization, execution and delivery of this Plan by Integrity on behalf of the Acquiring Fund, represents a legal, valid and binding contract, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, fraudulent conveyance and transfer and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding, whether at law or in equity or with respect to the enforcement of provisions of the Plan, and the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under the Plan is not material;

(3)The execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Trust Instrument or By-Laws of the Trust or any Material Agreement to which the Trust is a party or by which it is bound; and

(4)To the Knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust of the Reorganization or the execution and delivery of the Target Fund’s Reorganization Documents, except those that have been obtained under the 1933 Act, the 1940 Act and the rules and regulations under those Acts or that may be required under state securities laws or subsequent to the Effective Time or when the failure to obtain the consent, approval, authorization or order would not have a material adverse effect on the operation of the Target Fund.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word “Knowledge” and related terms to mean the Knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan and (v) rely on certificates of officers or trustees of the Trust.

(e)        Integrity shall have received the Tax Opinion of Kilpatrick Stockton LLP addressed to the Trust and Integrity in form and substance reasonably satisfactory to them dated as of the Closing Date, as to the federal income tax consequences mentioned below.  In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Plan, which such counsel may treat as representations and warranties made to it, and in separate letters addressed to such counsel and certificates delivered pursuant to this Plan.  The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

(1)The Reorganization will qualify as a “reorganization” (as defined in Code Section 368(a)), and the Acquiring Fund and the Target Fund each will be a “party to a reorganization” (within the meaning of Code Section 368(b)).

(2)The Target Fund shareholders will recognize no gain or loss on their receipt of Acquiring Fund shares in exchange for their Target Fund shares pursuant to the Reorganization.

(3)The Target Fund will recognize no gain or loss on the transfer of all of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities pursuant to the Reorganization or on its distribution of those shares to its shareholders pursuant to its liquidation in exchange for their Target Fund shares.

(4)The Acquiring Fund will recognize no gain or loss on its acquisition of all of the Assets solely in exchange for the Acquiring Fund shares and its assumption of the Liabilities.

(5)The aggregate tax basis in the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Reorganization will equal the aggregate tax basis of the Target Fund shares surrendered in exchange therefore, and the shareholder’s holding period for those Acquiring Fund shares will include the period that the shareholder held the Target Fund shares exchanged therefore, provided that the shareholder held such Target Fund shares as a capital asset at the Effective Time.

(6)The Acquiring Fund’s basis in the Assets will equal the Target Fund’s basis in the Assets immediately before the Reorganization, and the Acquiring Fund’s holding period for the Assets will include the period during which the Target Fund held the Assets.

(7)The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Code Section 381(c), including the earnings and profits, or deficit in earnings and profits, of the Target Fund as of the Effective Time.  The Acquiring Fund will take these items into account subject to the conditions and limitations specified in Code Sections 381, 382, 383 and 384 and applicable regulations thereunder.

(f)         The N-14 Registration Statement shall have become effective under the 1933 Act as to the Acquiring Fund’s shares, and the SEC shall not have instituted or, to the Knowledge of Integrity, contemplated instituting, any stop order suspending the effectiveness of the N-14 Registration Statement.

(g)        No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(h)        The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act.

(i)         The Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Valuation Time and Effective Time.

(j)         Neither party shall have terminated this Plan pursuant to Section 10 of this Plan.

(k)        Integrity shall have received a certificate from:

(1)IPS Advisory, Inc., stating that it will pay all of the expenses incurred by the Trust and the Target Fund in connection with the Reorganizationother than the N-14 Expenses; and

(2)Integrity Mutual Funds, Inc., stating that it will pay all of the expenses incurred by Integrity and the Acquiring Fund in connection with the Reorganization, and the N-14 Expenses.

(l)         The parties shall have received such assurances as they deem appropriate with respect to the audited and pro forma financial information of the Acquiring Fund and the Target Fund contained in the N-14 Registration Statement.

9.         Survival of Representations and Warranties.  The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

10.       Termination of Plan.  A majority of a party’s Board of Trustees may terminate this Plan, by giving, notice to the other party at any time before the Effective Time if: (i) the party’s conditions precedent set forth in Sections 7 or 8, as appropriate, are not satisfied or (ii) the Board of Trustees determines that the consummation of the Reorganization is not in the best interests of shareholders.  In addition, and notwithstanding the foregoing, the Board of Trustees of Integrity may, in its sole discretion, terminate this Plan by giving similar notice before the Effective Time if the shareholders of the Millennium Fund do not approve the Plan.

11.       Governing Law.  This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

12.       Brokerage Fees.  Each party represents and warrants that there are no brokers or finders entitled to receive any payments from the Trust, Integrity, a Target Fund or an Acquiring Fund in connection with the transactions provided for in this Plan.

13.       Amendments.  The parties may, by agreement in writing authorized by their respective Boards of Trustees, amend this Plan at any time before or after the Target Fund’s shareholders approve this Plan.  However, after the Target Fund shareholders approve this Plan, the parties may not amend this Plan in a manner that materially alters the obligations of either party with respect to the Reorganization.  The parties shall not deem this Section to preclude them from changing the Closing Date or the Effective Time by mutual agreement.

14.       Waivers.  At any time prior to the Closing Date, either party may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein.  The parties agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

15.       Cooperation and Further Assurances.  Each party will cooperate with the other in fulfilling its obligations under this Plan and will provide such information and documentation as is reasonably requested by the other in carrying out this Plan’s terms.  Each party will provide such further assurances concerning the performance of obligations under this Plan and the consummation of the Reorganization as the other shall deem necessary, advisable or appropriate.

16.       Updating of N-14 Registration Statement.  If at any time prior to the Effective Date, a party becomes aware of any material information that is not reflected in the N-14 Registration Statement, the party discovering the information shall promptly notify the other party and the parties shall cooperate in promptly preparing, filing and clearing with the SEC, and, if appropriate, distributing to shareholders appropriate disclosure with respect to the information.

17.       Limitation on Liabilities.  The obligations of the Trust, the Target Fund, Integrity, and the Acquiring Fund shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust or Integrity personally, but shall bind only the assets and property of the Target Fund and the Acquiring Fund, respectively.  The execution and delivery of this Plan by the parties’ officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Target Fund or Acquiring Fund, as appropriate.

18.       Notices.  Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier to:

For the Trust:

Greg D’Amico
9111 Cross Park Dr.
Suite E-120
Knoxville, Tennessee 37923

With copies to:

Reinaldo Pascual, Esq.
Kilpatrick Stockton LLP
1100 Peachtree Street
Atlanta, Georgia  30309

For Integrity:

Robert E. Walstad
Integrity Mutual Funds, Inc.
One Main Street North
Minot, North Dakota  58703

With copies to:

19.       General.  This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally.  The parties may execute this Plan in counterparts, which shall be considered one and the same agreement, and shall become effective when the counterparts have been executed by and delivered to both parties.  The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan.  Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan.  Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

IPS FUNDS, for itself and on behalf of IPS MILLENNIUM FUND and IPS NEW FRONTIER FUND (EACH A TARGET FUND)

ATTEST:

___________ ___ By: ___

Name:______ _____ Name:  _____

Title:_______ _____ Title:  _____

The INTEGRITY FUNDS for itself and on behalf of INTEGRITY GROWTH & INCOME FUND (ACQUIRING FUND)

ATTEST:

___________ ___ By: ___

Name:______ _____ Name: _____

Title:_______ _____ Title: _____

Part B

_________________________________________

STATEMENT OF ADDITIONAL INFORMATION

February 28 , 2005

FOR THE REORGANIZATION OF

IPS Millennium Fund

AND

IPS New Frontier Fund

each a series of
IPS FUNDS
9111 Cross Park Dr.
Suite E-120
Knoxville, TN  37923

INTO

Integrity Growth & Income Fund, Inc.

managed by
Integrity Money Management
1 Main Street North
Minot, North Dakota 58703

_________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated February 28 2005, relating to the Special Meeting of Shareholders (the “Special Meeting”) of each of IPS New Frontier Fund and IPS Millennium Fund (each a “Fund”, and collectively the “Funds”) of IPS Funds to be held on March 30, 2005.  Each Special Meeting is being held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) whereby all of the assets of the Fund will be transferred to Integrity Growth & Income Fund  (“Growth & Income Fund”) of the Integrity Funds, in exchange solely for shares of Growth & Income Fund and Growth & Income Fund’s assumption of the liabilities of the Fund (with respect to each Fund, the “Reorganization”). Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to IPS Funds, 9111 Cross Park Dr., Suite E-120, Knoxville, TN 37923, or by calling (800) 249-6927.

The following documents, each of which will accompany any delivery of this Statement of Additional Information (unless permitted to be excluded under applicable legal requirements), are incorporated by reference herein:

(1)                 The Statement of Additional Information of the Funds, dated March 31, 2004;

(2)                 The Annual Report to Shareholders of the Funds for the fiscal year ended November 30, 2004;

(3)                 The Semi-Annual Report to Shareholders of the Funds for the six months ended May 31, 2004, containing unaudited financial statements; and

(4)                 The Statement of Additional Information of the Growth & Income Fund, dated February 25, 2005.

This Statement of Additional Information consists of this cover page and the documents described above.

Because the Growth & Income Fund has not yet commenced operations, an Annual or Semi-Annual Report to Shareholders for it are not available. Similarly, because the Funds are being acquired by Growth & Income Fund, pro forma financial statements are not provided in this Statement of Additional Information in connection with the proposed Reorganization.

PART C:  OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Declaration of Trust provides with regard to indemnification that:

(A)               The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Trust) by reason of the fact that he/she is or was a Trustee, employee or officer of the Trust or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him/her in connection with such action, suit or proceeding if he/she acted in good faith and in a manner he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, or, with respect to any criminal action or proceedings, that he/she had reasonable cause to believe that his/her conduct was unlawful.

(B)                The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that he/she is or was a Trustee, employee or officer of the Trust or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him/her in connection with the defense or settlement of such action or suit if he/she acted in good faith and in a manner he/she reasonably believed to be in, or not opposed to, the best interests of the Trust, EXCEPT, however, that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his/her duty to the Trust unless and only to the extent that an appropriate court shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the court shall deem proper.

(C)                To the extent that a Trustee, employee or officer of the Trust has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections A or B above in defense of any claim, issue or matter therein, he/she shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him/her in connection therewith.

(D)                Except as provided in subsection C above, any indemnification under subsection A or B of this Section (unless ordered by a court) shall be made by the Trust only as permitted under any applicable provisions of Title I of the Employee Retirement Income Security Act of 1974, as amended, and as authorized in the specific case upon a determination that indemnification of a Trustee, employee or officer is proper in the circumstances because he/she has met the applicable standard of conduct set forth in subsection A, B or H. Such determination shall be made (1) by the Trustees by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or, even if such a quorum is obtainable and such quorum so directs, by independent legal counsel in a written opinion.

(E)                 Expenses (including attorneys' fees) incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding as authorized by the Trustees upon receipt of an undertaking by or on behalf of the Trustee, employee or officer to repay such amount unless it shall ultimately be determined that he/she is entitled to be indemnified by the Trust as authorized in this Section; provided that such an undertaking must be secured by a surety bond or other suitable insurance.

(F)                 The indemnification provided by this Section shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any rule, agreement, vote of the Shareholders or disinterested Trustees or otherwise, both as to actions in his/her official capacity and as to actions in any capacity while holding such office, and shall continue as to a person who has ceased to be a Trustee, employee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(G)                The Trust may purchase and maintain insurance on behalf of any person who is or was a Trustee, employee or officer of the Trust, or is or was serving at the request of the Trust as a director or officer of another corporation, or as an official of a partnership, joint venture, trust or other enterprise against any liability asserted against him/her and incurred by him/her in any such capacity, or arising out of his/her status as such; provided, however, that the Trust shall not purchase or maintain any such insurance in contravention of any applicable provision of Title I of the Employee Retirement Income Security Act of 1974, as amended.

(H)                Anything to the contrary in the foregoing subsections A through G notwithstanding, no Trustee, employee or officer of the Trust shall be indemnified against any liability to the Trust or the Shareholders to which he/she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his/her office, and no Trustee, employee or officer of the Trust shall be indemnified in any other case in which the 1940 Act would restrict or prohibit such indemnification.

ITEM 16. EXHIBITS.

1.	Declaration of Trust of the Registrant dated October 31, 1997.(1)
2.	By-Laws of Registrant.(1)
3.	Not applicable.
4.	Form of Agreement and Plan of Reorganization (See Exhibit A to the Proxy Statement/Prospectus).
5.	Not applicable.
6.	Management and Investment Advisory Agreement between Registrant and Integrity Money Management, Inc., on behalf of the Integrity Growth & Income Fund. (4)
7.1	Distribution and Services Agreement between Integrity Funds Distributor, Inc., and Integrity on behalf of the Integrity Growth & Income Fund. (4)
7.2	Rule 18f-3 Plan for the Integrity Growth & Income Fund. (4)
7.3	Form of Dealer’s Agreement. (3)
8.	Not applicable.
9.	Custodian Agreement between Registrant and Wells Fargo Bank, NA, Global Trust and Custody, on behalf of all Series. (2)
10.	Shareholder Services Plan for the Integrity Growth & Income Fund. (4)
11.	Opinion and Consent of Stradley Ronon Stevens & Young, LLP. (5)
12.	Form of Tax Opinion Relating to Reorganization and Consent of Kilpatrick Stockton.(5)
13.1	Transfer Agency Agreement between Registrant and Integrity Fund Services, Inc. (3)
13.2	Accounting Services Agreement between Registrant and Integrity Fund Services, Inc., on behalf of all series.(3)
13.3	Rule 18f-3 Plan for the Integrity Growth & Income Fund.(4)
14.1	Consent of Cohen McCurdy LLC. (5)
14.2	Consent of McCurdy & Associates CPAs, Inc. (5)
14.3	Consent of Brady, Martz & Associates, P.C. (5)
15.	Not Applicable.
16.	Not Applicable.
17.	Form of Proxy. (5)

____________________

(1)     Previously filed and incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form 485APOS, File No. 033-53698, filed on December 8, 1997.

(2)     Previously filed with and incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form 485BPOS, File No. 033-53698, filed on May 23, 2003.

(3)     Previously filed with and incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form 485BPOS, File No. 033-53698, filed on September 5, 2003.

(4)     To be filed by Post-Effective Amendment.

(5)     Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequence of the proposed reorganization within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Minot and State of North Dakota, on February 25, 2005.

THE INTEGRITY FUNDS

/s/ Robert E. Walstad
Robert E. Walstad
President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ Robert E. Walstad Robert Walstad	President (Principal Executive Officer)	February 25, 2005
/s/ Brent Wheeler Brent Wheeler	Treasurer (Principal Financial and Accounting Officer)	February 25, 2005
/s/ Lynn W. Aas Lynn W. Aas	Trustee	February 25, 2005
/s/ Orlin W. Bakes Orlin W. Bakes	Trustee	February 25, 2005
/s/ R. James Maxson R. James Maxson	Trustee	February 25, 2005